UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	January 1, 2013 — June 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|13

Semiannual report

Putnam VT
Global Asset Allocation Fund

Putnam
INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

Stock markets around the world have exhibited volatility recently, as the U.S. Federal Reserve indicated that it may begin to reduce its quantitative easing program later this year if current positive trends continue. With this news, long-term interest rates jumped from historic lows and stocks fell, with the U.S. equity market in June posting a monthly loss for the first time this year. International markets, facing a range of issues, also declined.

While the Fed’s announcement initially made investors skittish, we are encouraged that the central bank is seeing steady economic growth and low inflation. These conditions have helped lift equity market averages to near all-time highs, and a continuation of current trends could be supportive for investments. The Fed has said that any tapering will be done in a way that does not threaten the economic recovery.

We believe Putnam’s fundamentally oriented investment approaches are well suited for today’s market environment. By conducting in-depth company and industry research, and through astute analysis of key market and policy-related risks, Putnam’s portfolio managers and research analysts are committed to finding the most attractive opportunities for investors. Integrating new thinking into time-tested strategies may prove particularly beneficial as the economy moves into the next stage of the current recovery.

We believe that, when combined with the guidance of a financial advisor who can help you develop a portfolio that matches your individual goals and tolerance for risk, Putnam’s emphasis on innovative thinking, active investing, and risk management can serve shareholders well.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Performance summary (as of 6/30/13)

Investment objective

Long-term return consistent with preservation of capital

Net asset value June 30, 2013

Class IA: $16.71	Class IB: $16.83

Total return at net asset value

				Barclays
			Russell 3000	U.S. Aggregate
(as of 6/30/13)	Class IA shares*	Class IB shares†	Index	Bond Index

6 months	6.63%	6.52%	14.06%	–2.44%

1 year	14.35	14.03	21.46	–0.69

5 years	35.17	33.64	41.88	28.78
Annualized	6.21	5.97	7.25	5.19

10 years	91.63	87.84	112.11	55.59
Annualized	6.72	6.51	7.81	4.52

Life	536.56	511.52	1,044.54	434.36
Annualized	7.56	7.39	10.07	6.84

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies. Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are represented as a percentage of the fund’s net assets. Short-term investments and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Report from your fund’s manager

How did the fund perform during the first half of 2013?

Despite a late-in-the-period pullback, risk assets continued their rally through most of the six-month period ended June 30, 2013, as the U.S. economy showed ongoing signs of improvement. Fixed-income markets weakened, however, as investors anticipated, and then witnessed, a rising-interest-rate environment. The portfolio’s emphasis on U.S. equities and an underweight to interest-rate-sensitive assets such as Treasuries and investment-grade bonds contributed to performance during the semiannual period.

What defined the investment environment during this period?

Risk assets, and equities in particular, continued their trend toward high levels of return through most of the semiannual period. Yet even as equities were reaching record levels, there was a good deal of speculation surrounding the potential for a market pullback. Corrections in the equity market are a phenomenon we’ve experienced in the later innings of the second quarter for the past few years now, and the markets appeared to be anticipating another period of extreme volatility in this year’s second quarter.

Indeed, in mid May and June, the anticipated pullback hit the markets. Yet many of the major tail risks that previously had worried the markets — including the eurozone sovereign debt crisis, a fiscal policy stalemate in the United States, and an economic hard landing in China — were not of great concern from a fundamental perspective. Instead, the markets’ pullback was driven mainly by statements from the Federal Reserve suggesting a gradual tapering of its purchases of bond assets later this year if economic growth continued to improve. The Fed’s pronouncements were at the heart of much of the interday volatility that occurred late in the period, with many asset classes — particularly equities, but also interest-rate-sensitive assets, such as U.S. Treasuries — suffering losses.

For the period as a whole, equities continued to demonstrate their strength relative to other asset classes, as investors seemed willing to take additional risk at a time when central banks in the United States, Europe, Japan, and elsewhere were doing much to stimulate economic growth. In the bond market, results varied across sectors. High-yield bonds, which are the most similar to stocks, continued to benefit from investors’ pursuit of the bonds’ attractive yields and low default rates. Mortgage-backed bonds and investment-grade corporate debt experienced weaker results, while Treasuries — the most interest-rate-sensitive area of the market — lost ground.

Where did the fund experience strength and weakness?

While the portfolio’s performance was flat during the second half of the period, returns for the full six months remained in positive territory.

Several factors contributed to the portfolio’s positive performance. Exposure to high-yield corporate bonds rather than other interest-rate-sensitive areas of the fixed-income market contributed positively. In addition, the portfolio maintained a tactical underweight to government bonds and to interest-rate risk in general, which also helped performance, as the portfolio was less exposed to the negative effects of rising interest rates.

Did the fund use derivatives?

During the period, we used futures to manage exposure to and hedge market, prepayment, and interest-rate risks. The fund also used credit default swaps to hedge credit risk, market risk, and to gain exposure to certain securities.

What is your outlook for the remainder of 2013?

From a macroeconomic point of view, our outlook remains fairly optimistic, particularly with respect to the U.S. recovery. Housing continues to be resilient. U.S. unemployment is still at high levels, but appears to be improving. Growth in U.S. gross domestic product (GDP) appears to be chugging along slowly but surely. While some questions remain about the tapering of the Fed’s quantitative easing regime, our view is that the effects are likely to be gradual and somewhat muted, and that the U.S. economy will continue to grow slowly, with the potential for more brisk growth in 2014.

In Europe, we believe there is upside potential for year-over-year growth, given the low hurdle rate from last year’s anemic performance, although substantial structural issues remain. The Japanese equity market had a substantial run-up, but faltered later in the period. The outlook there depends on how successfully the new government delivers on its plans to reflate the Japanese economy. In China, we believe double-digit GDP growth may be a phenomenon of the past, as the government there grapples with an economy that is slowing to a more moderate pace. Given this somewhat less-than-sanguine international outlook, we continue to believe that pursuing U.S. equities and credit-sensitive securities is the best course at this stage of the business cycle.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. Our allocation of assets among permitted asset categories may hurt performance. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate

2 Putnam VT Global Asset Allocation Fund

risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions and factors related to a specific issuer or industry. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager James A. Fetch is Co-Head of Global Asset Allocation at Putnam. He has been in the investment industry since he joined Putnam in 1994.

In addition to James, your fund’s managers are Robert J. Kea, CFA; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

A word about derivatives

Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement an investment strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge risk associated with a particular position. Derivatives may not appreciate in value, and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. Because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Putnam VT Global Asset Allocation Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2013, to June 30, 2013. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/13		for the 6 months ended 6/30/13

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$4.46	$5.74	$4.36	$5.61

Ending value
(after expenses)	$1,066.30	$1,065.20	$1,020.48	$1,019.24

Annualized
expense ratio	0.87%	1.12%	0.87%	1.12%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/13. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

4 Putnam VT Global Asset Allocation Fund

The fund’s portfolio 6/30/13 (Unaudited)

COMMON STOCKS (50.6%)*	Shares	Value

Basic materials (2.6%)
Agrium, Inc. (Canada)	117	$10,174

Akzo Nobel NV (Netherlands)	473	26,569

American Vanguard Corp.	969	22,704

Andersons, Inc. (The)	289	15,372

Archer Daniels-Midland Co.	497	16,853

Arkema (France)	229	20,909

Assa Abloy AB Class B (Sweden)	1,659	64,673

Axiall Corp.	2,447	104,193

BASF SE (Germany)	2,528	225,784

Bemis Co., Inc.	2,100	82,194

BHP Billiton PLC (United Kingdom)	2,073	53,244

BHP Billiton, Ltd. (Australia)	3,519	101,401

Buckeye Technologies, Inc.	594	22,002

Cambrex Corp. †	3,558	49,705

Cameco Corp. (Canada)	800	16,528

CF Industries Holdings, Inc.	1,158	198,597

Chemtura Corp. †	3,544	71,943

Chicago Bridge & Iron Co., NV	2,500	149,150

China Shanshui Cement Group, Ltd. (China)	42,000	18,725

Cytec Industries, Inc.	1,100	80,575

Domtar Corp. (Canada)	800	53,200

Eastman Chemical Co.	2,600	182,026

Evraz PLC (United Kingdom)	22,160	32,734

Fortescue Metals Group, Ltd. (Australia)	3,189	8,748

Fortune Brands Home & Security, Inc.	3,800	147,212

Glencore Xstrata PLC (United Kingdom)	10,122	42,107

Goldcorp, Inc. (Canada)	1,667	41,402

Golden Agri-Resources, Ltd. (Singapore)	17,000	7,468

GrainCorp, Ltd. Class A (Australia)	889	10,205

Holcim, Ltd. (Switzerland)	369	25,750

Horsehead Holding Corp. † S	4,082	52,290

Huntsman Corp.	3,900	64,584

Innophos Holdings, Inc.	1,125	53,066

Innospec, Inc.	1,140	45,805

Intrepid Potash, Inc.	290	5,525

KapStone Paper and Packaging Corp.	1,285	51,631

Koninklijke Boskalis Westminster NV (Netherlands)	1,147	41,796

Koppers Holdings, Inc.	846	32,300

Kraton Performance Polymers, Inc. †	1,042	22,090

Kuraray Co., Ltd. (Japan)	1,700	23,863

L.B. Foster Co. Class A	460	19,858

Landec Corp. †	2,718	35,905

Louisiana-Pacific Corp. †	502	7,425

LSB Industries, Inc. †	3,197	97,221

LyondellBasell Industries NV Class A	5,300	351,178

Minerals Technologies, Inc.	435	17,983

Monsanto Co.	7,461	737,147

Mosaic Co. (The)	181	9,740

Newcrest Mining, Ltd. (Australia)	401	3,602

Nitto Denko Corp. (Japan)	2,400	154,406

NN, Inc. †	2,876	32,815

OM Group, Inc. † S	944	29,188

Packaging Corp. of America	1,900	93,024

Potash Corp. of Saskatchewan, Inc. (Canada)	546	20,819

COMMON STOCKS (50.6%)* cont.	Shares	Value

Basic materials cont.
PPG Industries, Inc.	1,925	$281,839

Rio Tinto PLC (United Kingdom)	1,999	81,932

Rio Tinto, Ltd. (Australia)	1,349	64,074

S&W Seed Co. † S	2,807	23,523

Sherwin-Williams Co. (The)	1,500	264,900

Solvay SA (Belgium)	95	12,428

Sumitomo Metal Mining Co., Ltd. (Japan)	4,000	44,612

Syngenta AG (Switzerland)	221	86,187

Trex Co., Inc. †	1,254	59,552

Tronox, Ltd. Class A	995	20,049

Valspar Corp.	1,800	116,406

Veidekke ASA (Norway) S	2,337	17,890

voestalpine AG (Austria)	1,838	64,703

W.R. Grace & Co. †	1,688	141,860

Wendel SA (France)	498	51,187

		5,236,550
Capital goods (3.5%)
ABB, Ltd. (Switzerland)	3,426	73,963

ACS Actividades de Construccion y Servicios SA (Spain)	811	21,383

Aecom Technology Corp. †	3,000	95,370

AGCO Corp.	325	16,312

Alliant Techsystems, Inc.	537	44,211

Altra Holdings, Inc.	2,252	61,660

Avery Dennison Corp.	2,700	115,452

AZZ, Inc.	880	33,933

Ball Corp.	2,800	116,312

Beijing Enterprises Water Group, Ltd. (China)	80,000	28,566

Boeing Co. (The)	11,500	1,178,060

Chart Industries, Inc. †	796	74,896

Chase Corp.	1,160	25,938

CNH Global NV	269	11,207

Coway Co., Ltd. (South Korea)	673	32,774

Cummins, Inc.	3,500	379,610

Daelim Industrial Co., Ltd. (South Korea)	331	25,041

Deere & Co.	190	15,438

Delphi Automotive PLC (United Kingdom)	7,700	390,313

Douglas Dynamics, Inc.	1,825	23,689

DXP Enterprises, Inc. †	451	30,037

Embraer SA ADR (Brazil)	500	18,445

European Aeronautic Defence and Space Co. NV (France)	3,478	184,943

Franklin Electric Co., Inc.	1,758	59,157

Gardner Denver, Inc.	1,400	105,252

Generac Holdings, Inc.	1,421	52,591

General Dynamics Corp.	5,700	446,481

Great Lakes Dredge & Dock Corp. S	2,496	19,519

Greenbrier Companies, Inc. † S	2,811	68,504

Guodian Technology & Environment Group Co., Ltd. (China) †	49,000	14,759

HEICO Corp. S	456	22,969

Hyster-Yale Materials Holdings, Inc.	437	27,439

IHI Corp. (Japan)	14,000	53,084

IMI PLC (United Kingdom)	3,843	72,771

Ingersoll-Rand PLC	5,800	322,016

Jain Irrigation Systems, Ltd. (India)	14,124	12,282

JGC Corp. (Japan)	2,000	71,998

Kadant, Inc.	1,261	38,044

Kawasaki Heavy Industries, Ltd. (Japan)	17,000	52,288

KBR, Inc.	3,700	120,250

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (50.6%)* cont.	Shares	Value

Capital goods cont.
Leggett & Platt, Inc. S	3,900	$121,251

Lindsay Corp.	137	10,272

Lockheed Martin Corp. S	4,718	511,714

McDermott International, Inc. †	5,500	44,990

Metso Corp. OYJ (Finland)	255	8,640

Miller Industries, Inc.	1,415	21,763

Mine Safety Appliances Co.	422	19,644

Mitsubishi Electric Corp. (Japan)	3,000	28,105

NACCO Industries, Inc. Class A	216	12,372

Northrop Grumman Corp.	4,800	397,440

Raytheon Co.	6,141	406,043

Safran SA (France)	1,245	64,843

Schindler Holding AG (Switzerland)	450	62,591

Singapore Technologies Engineering, Ltd. (Singapore)	19,000	62,501

Standard Motor Products, Inc.	2,038	69,985

Standex International Corp.	654	34,499

Staples, Inc. S	15,500	245,830

Stoneridge, Inc. †	3,151	36,678

Terex Corp. † S	2,900	76,270

TriMas Corp. †	2,510	93,573

Valmont Industries, Inc.	199	28,475

Vinci SA (France)	1,838	91,695

WABCO Holdings, Inc. †	1,800	134,442

		7,140,573
Communication services (2.4%)
Arris Group, Inc. †	1,161	16,660

Aruba Networks, Inc. †	802	12,319

AT&T, Inc.	11,831	418,817

BCE, Inc. (Canada)	723	29,643

BroadSoft, Inc. † S	282	7,783

BT Group PLC (United Kingdom)	19,540	91,440

CalAmp Corp. †	2,433	35,522

Comcast Corp. Class A	29,300	1,227,084

Deutsche Telekom AG (Germany)	4,631	54,014

DISH Network Corp. Class A	4,800	204,096

EchoStar Corp. Class A †	4,883	190,974

France Telecom SA (France)	4,392	41,360

Frontier Communications Corp.	7,496	30,359

HSN, Inc.	512	27,505

IAC/InterActiveCorp.	5,000	237,800

InterDigital, Inc.	152	6,787

InterXion Holding NV (Netherlands) † S	2,237	58,453

Iridium Communications, Inc. †	3,333	25,864

Jazztel PLC (Spain) †	2,248	17,463

Loral Space & Communications, Inc.	624	37,428

NeuStar, Inc. Class A † S	930	45,272

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	300	15,658

NTT DoCoMo, Inc. (Japan)	46	71,477

TDC A/S (Denmark)	5,107	41,316

Tele2 AB Class B (Sweden)	2,921	34,177

Telecom Italia SpA (Italy)	16,784	11,657

Telefonica SA (Spain) †	4,064	52,292

Telenor ASA (Norway)	2,461	48,786

Telstra Corp., Ltd. (Australia)	14,953	65,098

Turkcell Iletisim Hizmetleri AS (Turkey) †	2,114	12,254

TW telecom, inc. †	4,400	123,816

Ubiquiti Networks, Inc.	2,250	39,465

COMMON STOCKS (50.6%)* cont.	Shares	Value

Communication services cont.
USA Mobility, Inc.	1,665	$22,594

Verizon Communications, Inc.	27,921	1,405,543

Vodafone Group PLC (United Kingdom)	46,337	132,974

Ziggo NV (Netherlands)	1,537	61,358

		4,955,108
Conglomerates (1.0%)
AMETEK, Inc.	5,200	219,960

Danaher Corp.	9,800	620,340

General Electric Co.	24,345	564,561

Marubeni Corp. (Japan)	4,000	26,743

Mitsubishi Corp. (Japan)	2,800	47,970

Siemens AG (Germany)	1,784	180,260

Tyco International, Ltd.	9,795	322,745

		1,982,579
Consumer cyclicals (6.0%)
Adidas AG (Germany)	472	51,015

ADT Corp. (The) † S	4,950	197,258

Advance Auto Parts, Inc.	1,900	154,223

American Eagle Outfitters, Inc.	5,300	96,778

ANN, Inc. † S	1,648	54,714

Ascent Capital Group, Inc. Class A †	194	15,146

Atresmedia Corp de Medios de Comunicaion S.A. (Spain)	722	5,789

Babcock International Group PLC (United Kingdom)	3,230	54,383

Bayerische Motoren Werke (BMW) AG (Germany)	597	52,157

Bed Bath & Beyond, Inc. †	4,600	326,140

Belo Corp. Class A	2,615	36,479

Big Lots, Inc. †	3,674	115,841

Blyth, Inc. S	1,883	26,287

Booz Allen Hamilton Holding Corp.	1,796	31,214

BR Malls Participacoes SA (Brazil)	1,800	16,093

Bridgestone Corp. (Japan)	1,200	40,902

Brunswick Corp.	1,996	63,772

Buckle, Inc. (The) S	522	27,154

Bureau Veritas SA (France)	1,757	45,500

Carmike Cinemas, Inc. †	1,714	33,183

Chico’s FAS, Inc. S	5,100	87,006

Cie Financiere Richemont SA (Switzerland)	1,063	93,248

Cie Generale des Etablissements Michelin (France)	703	62,544

Coach, Inc. S	5,555	317,135

Compass Group PLC (United Kingdom)	9,749	124,939

Continental AG (Germany)	428	57,028

Corporate Executive Board Co. (The)	402	25,414

Crocs, Inc. †	1,339	22,094

CST Brands, Inc. † S	1,000	30,810

Daihatsu Motor Co., Ltd. (Japan)	3,000	56,872

Daimler AG (Registered Shares) (Germany)	785	47,447

Deckers Outdoor Corp. †	319	16,113

Deluxe Corp. S	2,000	69,300

Demand Media, Inc. †	3,191	19,146

Destination Maternity Corp.	2,485	61,131

Dillards, Inc. Class A	1,000	81,970

Expedia, Inc.	2,250	135,338

Experian Group, Ltd. (United Kingdom)	3,034	52,623

Five Below, Inc. †	293	10,771

Foot Locker, Inc.	3,900	137,007

Francesca’s Holdings Corp. †	915	25,428

Fuji Heavy Industries, Ltd. (Japan)	4,000	98,631

G&K Services, Inc. Class A	685	32,606

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (50.6%)* cont.	Shares	Value

Consumer cyclicals cont.
GameStop Corp. Class A	1,108	$46,569

Gannett Co., Inc.	6,500	158,990

Gap, Inc. (The)	6,500	271,245

Genesco, Inc. †	843	56,473

Global Cash Access Holdings, Inc. †	3,097	19,387

Global Mediacom Tbk PT (Indonesia)	195,500	41,989

Green Dot Corp. Class A †	1,198	23,900

Harbinger Group, Inc. †	2,601	19,612

Hino Motors, Ltd. (Japan)	5,000	73,417

HMS Holdings Corp. †	848	19,758

Home Depot, Inc. (The)	17,100	1,324,737

Isuzu Motors, Ltd. (Japan)	13,000	89,017

ITV PLC (United Kingdom)	28,267	60,429

Jarden Corp. †	3,250	142,188

KAR Auction Services, Inc.	3,429	78,421

Kingfisher PLC (United Kingdom)	6,891	36,074

La-Z-Boy, Inc.	3,955	80,168

Lear Corp.	2,700	163,242

Liquidity Services, Inc. † S	797	27,632

Lowe’s Cos., Inc.	18,700	764,830

LS Corp. (South Korea)	86	5,212

Lumber Liquidators Holdings, Inc. †	241	18,767

Macy’s, Inc.	8,000	384,000

Marcus Corp.	2,752	35,005

Matahari Department Store Tbk PT (Indonesia) †	19,000	22,132

MAXIMUS, Inc.	274	20,408

McGraw-Hill Cos., Inc. (The)	5,500	292,545

MGM China Holdings, Ltd. (Hong Kong)	30,000	80,083

Mitsubishi Motors Corp. (Japan) †	44,000	60,345

Namco Bandai Holdings, Inc. (Japan)	3,000	48,782

Navistar International Corp. †	984	27,316

Next PLC (United Kingdom)	1,731	119,718

Nintendo Co., Ltd. (Japan)	200	23,596

Nissan Motor Co., Ltd. (Japan)	6,600	66,890

Nu Skin Enterprises, Inc. Class A	834	50,974

O’Reilly Automotive, Inc. †	2,500	281,550

OPAP SA (Greece) †	4,440	37,181

Pearson PLC (United Kingdom)	539	9,570

Perry Ellis International, Inc.	2,128	43,220

PetSmart, Inc. S	2,500	167,475

Pier 1 Imports, Inc.	750	17,618

PPR SA (France)	98	19,837

Prada SpA (Italy)	2,500	22,490

Priceline.com, Inc. †	800	661,704

PulteGroup, Inc. †	8,700	165,039

Randstad Holding NV (Netherlands)	515	21,029

ReachLocal, Inc. † S	2,036	24,961

Ryland Group, Inc. (The) S	1,721	69,012

Sands China, Ltd. (Hong Kong)	3,200	14,946

Scania AB Class B (Sweden)	2,664	53,076

Sears Hometown and Outlet Stores, Inc. †	884	38,648

Select Comfort Corp. † S	1,800	45,108

Sinclair Broadcast Group, Inc. Class A	2,933	86,172

SJM Holdings, Ltd. (Hong Kong)	31,000	75,396

Sonic Automotive, Inc. Class A	6,246	132,040

Sports Direct International PLC (United Kingdom) †	2,655	22,136

COMMON STOCKS (50.6%)* cont.	Shares	Value

Consumer cyclicals cont.
Sun TV Network, Ltd. (India)	1,186	$7,573

Suzuki Motor Corp. (Japan)	3,400	78,412

Swatch Group AG (The) (Switzerland)	95	52,051

Swatch Group AG (The) (Switzerland)	542	50,853

Tata Motors, Ltd. (India)	3,349	15,722

Tempur-Pedic International, Inc. †	497	21,818

Tesla Motors, Inc. †	100	10,743

Thomas Cook Group PLC (United Kingdom) †	20,416	39,850

Tile Shop Holdings, Inc. †	1,518	43,961

TiVo, Inc. †	1,366	15,094

TJX Cos., Inc. (The)	12,300	615,738

Tom Tailor Holding AG (Germany) †	772	16,455

Total Systems Services, Inc.	10,000	244,800

Town Sports International Holdings, Inc.	2,751	29,628

Toyota Motor Corp. (Japan)	2,700	163,029

Trump Entertainment Resorts, Inc. †	34	68

TUI Travel PLC (United Kingdom)	7,532	40,678

URS Corp.	1,900	89,718

Vail Resorts, Inc.	335	20,609

Valeo SA (France)	434	27,152

ValueClick, Inc. † S	1,722	42,499

VOXX International Corp. †	4,162	51,068

Wal-Mart Stores, Inc.	1,897	141,308

WPP PLC (United Kingdom)	5,079	86,773

Wyndham Worldwide Corp.	3,300	188,859

Wynn Resorts, Ltd.	1,800	230,400

		12,195,547
Consumer staples (5.1%)
AFC Enterprises †	1,993	71,628

Ajinomoto Co., Inc. (Japan)	5,000	73,408

Angie’s List, Inc. †	687	18,240

Anheuser-Busch InBev NV (Belgium)	1,259	111,692

Associated British Foods PLC (United Kingdom)	3,652	96,675

Avis Budget Group, Inc. †	2,251	64,716

Barrett Business Services, Inc.	993	51,845

Beacon Roofing Supply, Inc. † S	1,458	55,229

Blue Nile, Inc. †	593	22,404

Bright Horizons Family Solutions, Inc. †	1,103	38,285

Brinker International, Inc. S	1,828	72,078

British American Tobacco (BAT) PLC (United Kingdom)	2,621	134,597

Bunge, Ltd.	86	6,086

C&C Group PLC (Ireland)	2,736	14,735

Calbee, Inc. (Japan)	700	66,418

Carrefour SA (France)	1,993	54,450

Chaoda Modern Agriculture Holdings, Ltd. (China) † F	10,000	645

Coca-Cola Co. (The)	4,500	180,495

Cola-Cola Amatil, Ltd. (Australia)	1,342	15,540

Colgate-Palmolive Co.	6,000	343,740

Constellation Brands, Inc. Class A †	2,800	145,936

Core-Mark Holding Co., Inc.	689	43,752

Costco Wholesale Corp.	3,400	375,938

CVS Caremark Corp.	13,600	777,648

DeNA Co., Ltd. (Japan)	1,000	19,509

Diageo PLC (United Kingdom)	1,907	54,699

Distribuidora Internacional de Alimentacion SA (Spain)	5,348	40,264

Fiesta Restaurant Group, Inc. †	613	21,081

Fomento Economico Mexicano SAB de CV ADR (Mexico)	200	20,638

Putnam VT Global Asset Allocation Fund 7

COMMON STOCKS (50.6%)* cont.	Shares	Value

Consumer staples cont.
General Mills, Inc.	8,200	$397,946

Geo Group, Inc. (The)	1,742	59,141

Grand Canyon Education, Inc. † S	1,139	36,710

Hain Celestial Group, Inc. (The) †	314	20,401

Heineken Holding NV (Netherlands)	1,236	69,235

Henkel AG & Co. KGaA (Preference) (Germany)	378	35,470

Ingredion, Inc.	151	9,909

ITOCHU Corp. (Japan)	1,300	15,010

ITT Educational Services, Inc. † S	4,360	106,384

Japan Tobacco, Inc. (Japan)	5,800	204,992

JM Smucker Co. (The)	1,800	185,670

Kao Corp. (Japan)	1,200	40,838

Kerry Group PLC Class A (Ireland)	1,068	58,962

Koninklijke Ahold NV (Netherlands)	3,185	47,317

Kraft Foods Group, Inc.	7,400	413,438

L’Oreal SA (France)	675	110,364

Lawson, Inc. (Japan)	200	15,266

Liberty Interactive Corp. Class A †	11,900	273,819

Lorillard, Inc. S	10,800	471,744

Magnit OJSC (Russia)	122	27,925

Minor International PCL (Thailand)	15,600	12,474

Molson Coors Brewing Co. Class B	2,400	114,864

MWI Veterinary Supply, Inc. †	331	40,792

Nestle SA (Switzerland)	3,673	240,238

On Assignment, Inc. †	1,509	40,320

OpenTable, Inc. †	333	21,295

Papa John’s International, Inc. †	604	39,483

Pernod-Ricard SA (France)	262	29,040

Philip Morris International, Inc.	15,221	1,318,443

Pinnacle Foods, Inc. †	1,265	30,550

Prestige Brands Holdings, Inc. †	1,689	49,217

Procter & Gamble Co. (The)	21,424	1,649,434

Reckitt Benckiser Group PLC (United Kingdom)	1,655	117,323

Robert Half International, Inc.	3,500	116,305

SABMiller PLC (United Kingdom)	2,025	97,440

Spartan Stores, Inc.	1,170	21,575

Suedzucker AG (Germany)	1,427	44,171

Tesco PLC (United Kingdom)	4,574	22,985

TrueBlue, Inc. †	5,119	107,755

Unilever PLC (United Kingdom)	1,716	69,689

United Natural Foods, Inc. †	416	22,460

USANA Health Sciences, Inc. †	293	21,207

Walgreen Co.	10,300	455,260

WM Morrison Supermarkets PLC (United Kingdom)	1,866	7,413

Wolseley PLC (United Kingdom)	646	29,899

Woolworths, Ltd. (Australia)	2,480	74,130

		10,386,674
Energy (4.4%)
Alpha Natural Resources, Inc. † S	5,700	29,868

BG Group PLC (United Kingdom)	2,349	40,090

BP PLC (United Kingdom)	22,694	157,432

Cabot Oil & Gas Corp.	3,600	255,672

Caltex Australia, Ltd. (Australia)	3,613	59,347

Canadian Natural Resources, Ltd. (Canada)	1,100	31,012

Chevron Corp.	4,201	497,146

Coal India, Ltd. (India)	2,345	11,890

ConocoPhillips	15,548	940,654

COMMON STOCKS (50.6%)* cont.	Shares	Value

Energy cont.
CVR Energy, Inc. (Escrow) F	1,984	$—

Deepocean Group (Shell) (acquired 06/09/11,
cost $19.306) (Norway) ‡	1,329	19,935

Delek US Holdings, Inc.	989	28,463

ENI SpA (Italy)	5,484	112,667

EPL Oil & Gas, Inc. †	1,984	58,250

Exxon Mobil Corp.	15,204	1,373,681

Ezion Holdings, Ltd. (Singapore)	27,000	44,850

FutureFuel Corp.	4,059	57,516

Gulfport Energy Corp. †	483	22,735

Halliburton Co.	800	33,376

Helix Energy Solutions Group, Inc. †	3,977	91,630

Helmerich & Payne, Inc. S	1,900	118,655

HollyFrontier Corp.	3,700	158,286

HRT Participacoes em Petroleo SA (Brazil) †	2,627	3,049

Key Energy Services, Inc. † S	4,971	29,577

Kodiak Oil & Gas Corp. †	3,279	29,150

Marathon Petroleum Corp.	5,350	380,171

Occidental Petroleum Corp.	10,195	909,700

Oceaneering International, Inc.	2,100	151,620

Oil States International, Inc. †	1,300	120,432

ONEOK, Inc.	4,200	173,502

Peabody Energy Corp.	5,300	77,592

Phillips 66	8,724	513,931

Repsol SA (Rights) (Spain) †	2,238	1,247

Repsol YPF SA (Spain)	2,151	45,346

Rosetta Resources, Inc. †	490	20,835

Royal Dutch Shell PLC Class A (United Kingdom)	4,134	131,921

Royal Dutch Shell PLC Class A (United Kingdom)	3,512	112,208

Royal Dutch Shell PLC Class B (United Kingdom)	3,095	102,354

Schlumberger, Ltd.	14,800	1,060,568

Statoil ASA (Norway)	3,005	61,949

Stone Energy Corp. †	1,343	29,586

Suncor Energy, Inc. (Canada)	1,500	44,214

Swift Energy Co. † S	1,761	21,114

Tesoro Corp.	3,314	173,388

Total SA (France)	1,823	88,898

Unit Corp. †	650	27,677

Vaalco Energy, Inc. †	7,421	42,448

Valero Energy Corp.	8,800	305,976

W&T Offshore, Inc. S	1,379	19,706

Western Refining, Inc. S	1,697	47,635

		8,868,949
Financials (9.2%)
3i Group PLC (United Kingdom)	9,926	50,746

Access National Corp.	1,117	14,499

ACE, Ltd.	404	36,150

Admiral Group PLC (United Kingdom)	316	6,393

AG Mortgage Investment Trust, Inc. R	672	12,640

Ageas (Belgium)	1,896	66,263

Agree Realty Corp. R	1,129	33,328

AIA Group, Ltd. (Hong Kong)	30,200	126,918

Alleghany Corp. †	600	229,986

Allianz SE (Germany)	1,142	166,778

Allied World Assurance Co. Holdings AG	2,234	204,433

American Capital Agency Corp. R	5,200	119,548

American Equity Investment Life Holding Co. S	2,654	41,668

8 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (50.6%)* cont.	Shares	Value

Financials cont.
American Financial Group, Inc.	3,144	$153,773

American International Group, Inc. †	16,200	724,140

Amtrust Financial Services, Inc. S	705	25,169

Aon PLC	8,500	546,975

Arlington Asset Investment Corp. Class A	772	20,643

ARMOUR Residential REIT, Inc. R	3,597	16,942

Ashford Hospitality Trust, Inc. R S	4,232	48,456

Ashmore Group PLC (United Kingdom)	4,505	23,452

Assicurazioni Generali SpA (Italy)	2,871	50,101

Associated Banc-Corp. S	6,500	101,075

Australia & New Zealand Banking Group, Ltd. (Australia)	3,942	102,317

AvalonBay Communities, Inc. R S	1,500	202,365

AXA SA (France)	5,112	100,443

Axis Capital Holdings, Ltd. S	3,900	178,542

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	6,712	55,892

Banco Latinoamericano de Exportaciones
SA Class E (Panama)	2,530	56,647

Banco Santander Central Hispano SA (Spain)	9,466	59,928

Bangkok Bank PCL NVDR (Thailand)	2,700	17,679

Bank of Kentucky Financial Corp.	668	18,998

Bank of Yokohama, Ltd. (The) (Japan)	12,000	61,955

Barclays PLC (United Kingdom)	51,682	221,548

Berkshire Hathaway, Inc. Class B †	2,400	268,608

BofI Holding, Inc. † S	2,032	93,106

British Land Company PLC (United Kingdom) R	3,789	32,601

Cardinal Financial Corp.	2,205	32,281

CBL & Associates Properties, Inc. R	4,425	94,784

Chimera Investment Corp. R	18,900	56,700

China Construction Bank Corp. (China)	15,000	10,536

China Pacific Insurance (Group) Co., Ltd. (China) †	3,400	10,765

CIT Group, Inc. †	5,900	275,117

Citizens & Northern Corp.	1,421	27,454

City National Corp.	1,900	120,403

CNO Financial Group, Inc.	2,810	36,418

Commonwealth Bank of Australia (Australia)	2,651	166,632

CoreLogic, Inc. †	7,500	173,775

Credit Acceptance Corp. †	418	43,911

Credit Agricole SA (France) †	6,510	55,952

Credit Saison Co., Ltd. (Japan)	2,200	55,219

Credit Suisse Group (Switzerland)	1,482	39,292

CYS Investments, Inc. R	2,147	19,774

DBS Group Holdings, Ltd. (Singapore)	4,000	48,692

Deutsche Bank AG (Germany)	2,602	108,850

Dexus Property Group (Australia) R	72,334	70,325

DFC Global Corp. † S	4,428	61,151

Discover Financial Services	9,200	438,288

Dynex Capital, Inc. R S	3,140	31,997

Eagle Bancorp, Inc.	1,304	29,184

East West Bancorp, Inc.	1,802	49,555

Eaton Vance Corp. S	4,100	154,119

Encore Capital Group, Inc. †	1,305	43,209

EPR Properties R S	449	22,571

Federal Realty Investment Trust R	1,100	114,048

Fidelity National Financial, Inc. Class A	7,500	178,575

Fifth Third Bancorp S	24,600	444,030

Financial Institutions, Inc.	1,470	27,063

First Community Bancshares Inc.	1,393	21,842

COMMON STOCKS (50.6%)* cont.	Shares	Value

Financials cont.
First Industrial Realty Trust R	1,352	$20,510

FirstMerit Corp. S	1,727	34,592

Flushing Financial Corp. S	1,433	23,573

Genworth Financial, Inc. Class A †	31,687	361,549

Glimcher Realty Trust R	2,642	28,851

Goldman Sachs Group, Inc. (The)	6,600	998,250

Greenhill & Co., Inc.	641	29,319

Grupo Financiero Banorte SAB de CV (Mexico)	3,700	22,102

Hammerson PLC (United Kingdom) R	4,286	31,877

Hang Seng Bank, Ltd. (Hong Kong)	3,800	55,960

Hanmi Financial Corp. †	2,908	51,384

Hatteras Financial Corp. R S	1,900	46,816

Health Care REIT, Inc. R S	3,500	234,605

Heartland Financial USA, Inc.	987	27,133

Heritage Financial Group, Inc.	1,439	21,225

HFF, Inc. Class A	4,100	72,857

Hongkong Land Holdings, Ltd. (Hong Kong)	3,000	20,549

Housing Development Finance Corp., Ltd.
(HDFC) (India) †	1,524	22,434

HSBC Holdings, PLC (United Kingdom)	22,980	238,144

ING Groep NV GDR (Netherlands) †	9,893	90,399

Insurance Australia Group, Ltd. (Australia)	15,450	76,322

Intact Financial Corp. (Canada)	322	18,141

Invesco Mortgage Capital, Inc. R	1,084	17,951

Investor AB Class B (Sweden)	1,868	49,983

Investors Real Estate Trust R	3,064	26,350

iStar Financial, Inc. † R	2,566	28,970

Jones Lang LaSalle, Inc.	206	18,775

Joyo Bank, Ltd. (The) (Japan)	10,000	54,754

JPMorgan Chase & Co.	33,143	1,749,619

KKR & Co. LP	1,800	35,388

Lexington Realty Trust R S	5,939	69,368

Lloyds Banking Group PLC (United Kingdom) †	14,830	14,297

LTC Properties, Inc. R	1,586	61,933

Maiden Holdings, Ltd. (Bermuda)	2,432	27,287

MainSource Financial Group, Inc.	2,184	29,331

MFA Financial, Inc. R	3,610	30,505

Mitsubishi Estate Co., Ltd. (Japan)	2,000	53,266

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)	15,500	96,185

MS&AD Insurance Group Holdings (Japan)	400	10,173

Muenchener Rueckversicherungs AG (Germany)	348	63,902

Nasdaq OMX Group, Inc. (The)	5,000	163,950

National Health Investors, Inc. R	881	52,737

Nelnet, Inc. Class A	1,313	47,386

Northern Trust Corp.	4,800	277,920

Ocwen Financial Corp. †	775	31,946

OFG Bancorp (Puerto Rico) S	1,327	24,032

One Liberty Properties, Inc. R S	1,481	32,523

ORIX Corp. (Japan)	5,300	72,426

Pacific Premier Bancorp, Inc. †	1,355	16,558

PartnerRe, Ltd. S	2,144	194,161

Peoples Bancorp, Inc.	1,356	28,584

Persimmon PLC (United Kingdom)	1,843	33,248

PHH Corp. †	1,167	23,783

PNC Financial Services Group, Inc.	8,600	627,112

Popular, Inc. (Puerto Rico) †	5,344	162,084

Portfolio Recovery Associates, Inc. † S	511	78,505

Putnam VT Global Asset Allocation Fund 9

COMMON STOCKS (50.6%)* cont.	Shares	Value

Financials cont.
Protective Life Corp. S	4,336	$166,546

Prudential PLC (United Kingdom)	10,889	179,011

PS Business Parks, Inc. R	425	30,672

Public Storage R	1,900	291,327

Regus PLC (United Kingdom)	16,402	39,097

Republic Bancorp, Inc. Class A S	882	19,333

Resona Holdings, Inc. (Japan)	19,500	94,975

Samsung Card Co., Ltd. (South Korea)	400	13,578

Sberbank of Russia ADR (Russia)	4,067	46,371

SCOR SE (France)	709	21,651

Sekisui House, Ltd. (Japan)	1,000	14,461

Select Income REIT R	2,408	67,520

Shopping Centres Australasia Property Group
(Australia) † R	12,323	17,850

Simon Property Group, Inc. R	3,500	552,720

Skandinaviska Enskilda Banken AB (Sweden)	5,148	48,978

Societe Generale SA (France)	880	29,965

SpareBank 1 SR-Bank ASA (Norway) †	2,336	18,267

St. Joe Co. (The) †	3,777	79,506

Standard Chartered PLC (United Kingdom)	1,935	41,776

Standard Life PLC (United Kingdom)	10,150	53,067

Starwood Property Trust, Inc. R	843	20,864

State Street Corp. S	8,400	547,764

Stewart Information Services Corp. S	2,101	55,025

Sumitomo Mitsui Financial Group, Inc. (Japan)	2,800	128,474

Summit Hotel Properties, Inc. R	3,822	36,118

Sun Communities, Inc. R	702	34,932

Swedbank AB Class A (Sweden)	2,636	60,161

Symetra Financial Corp.	2,407	38,488

Synovus Financial Corp.	33,000	96,360

Tanger Factory Outlet Centers R	1,800	60,228

Tokio Marine Holdings, Inc. (Japan)	1,300	41,229

Tokyu Land Corp. (Japan)	10,000	91,769

Toronto-Dominion Bank (Canada)	2,300	184,851

UBS AG (Switzerland)	6,713	114,043

UniCredit SpA (Italy)	8,649	40,444

Universal Health Realty Income Trust R	371	16,001

Validus Holdings, Ltd.	3,805	137,437

Virtus Investment Partners, Inc. †	104	18,332

Vornado Realty Trust R	2,600	215,410

WageWorks, Inc. †	1,030	35,484

Walker & Dunlop, Inc. †	1,568	27,440

Walter Investment Management Corp. † S	937	31,680

Washington Banking Co.	1,704	24,197

Wells Fargo & Co.	7,085	292,398

Westfield Group (Australia)	4,424	46,149

Westfield Retail Trust (Australia) R	3,076	8,682

Westpac Banking Corp. (Australia)	2,376	62,202

Wheelock and Co., Ltd. (Hong Kong)	15,000	74,636

World Acceptance Corp. †	341	29,647

		18,581,917
Health care (6.6%)
AbbVie, Inc.	12,600	520,884

ACADIA Pharmaceuticals, Inc. †	3,135	56,900

Accuray, Inc. †	3,196	18,345

Aegerion Pharmaceuticals, Inc. †	200	12,668

Alere, Inc. †	2,854	69,923

COMMON STOCKS (50.6%)* cont.	Shares	Value

Health care cont.
Align Technology, Inc. † S	697	$25,817

Amedisys, Inc. † S	1,283	14,908

AmerisourceBergen Corp.	7,100	396,393

Amgen, Inc.	8,200	809,012

AmSurg Corp. †	1,039	36,469

Array BioPharma, Inc. †	3,290	14,937

Astellas Pharma, Inc. (Japan)	1,900	103,469

AstraZeneca PLC (United Kingdom)	2,717	128,525

athenahealth, Inc. †	150	12,708

Auxilium Pharmaceuticals, Inc. †	1,414	23,515

Bayer AG (Germany)	1,669	177,927

Bio-Reference Labs, Inc. †	379	10,896

Bristol-Myers Squibb Co.	18,400	822,296

Celgene Corp. † S	5,300	619,623

Centene Corp. †	317	16,630

Chemed Corp.	894	64,752

CIGNA Corp.	7,700	558,173

Coloplast A/S Class B (Denmark)	1,478	82,724

Community Health Systems, Inc.	763	35,769

Computer Programs & Systems, Inc.	271	13,317

Conmed Corp.	2,086	65,167

Covidien PLC	597	37,515

CSL, Ltd. (Australia)	1,146	64,540

Cubist Pharmaceuticals, Inc. †	1,336	64,529

Cyberonics, Inc. †	332	17,251

DexCom, Inc. †	466	10,462

Eli Lilly & Co.	11,263	553,239

Endo Health Solutions, Inc. †	1,199	44,111

Exact Sciences Corp. †	249	3,464

Gentium SpA ADR (Italy) †	1,118	8,665

GlaxoSmithKline PLC (United Kingdom)	6,939	173,592

Globus Medical, Inc. Class A †	1,399	23,587

Greatbatch, Inc. †	2,565	84,106

Grifols SA ADR (Spain)	956	27,227

Haemonetics Corp. †	772	31,922

HCA Holdings, Inc.	5,500	198,330

Health Net, Inc. †	865	27,524

HealthSouth Corp. †	2,161	62,237

Hi-Tech Pharmacal Co., Inc. S	481	15,969

Hill-Rom Holdings, Inc.	1,487	50,082

Insulet Corp. † S	831	26,102

Insys Therapeutics, Inc. †	2,638	36,510

Isis Pharmaceuticals, Inc. †	440	11,823

Jazz Pharmaceuticals PLC †	1,849	127,082

Johnson & Johnson	5,410	464,503

Lexicon Pharmaceuticals, Inc. †	4,467	9,693

Magellan Health Services, Inc. †	384	21,535

McKesson Corp.	5,700	652,650

MedAssets, Inc. †	2,726	48,359

Medicines Co. (The) † S	1,202	36,974

Merck & Co., Inc.	2,618	121,606

Merck KGaA (Germany)	161	24,486

NewLink Genetics Corp. †	688	13,567

Novartis AG (Switzerland)	1,454	103,044

Novo Nordisk A/S Class B (Denmark)	778	121,125

NxStage Medical, Inc. †	1,515	21,634

10 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (50.6%)* cont.	Shares	Value

Health care cont.
Omega Healthcare Investors, Inc. R	1,619	$50,221

Orion OYJ Class B (Finland)	1,953	45,680

Otsuka Holdings Company, Ltd. (Japan)	2,900	95,765

PDL BioPharma, Inc. S	3,628	28,008

Pfizer, Inc.	59,023	1,653,234

Pharmacyclics, Inc. †	169	13,430

Providence Service Corp. (The) †	3,439	100,041

Questcor Pharmaceuticals, Inc.	1,059	48,142

Receptos, Inc. †	393	7,817

Roche Holding AG-Genusschein (Switzerland)	924	228,953

RTI Biologics, Inc. †	4,838	18,191

Salix Pharmaceuticals, Ltd. †	2,034	134,549

Sanofi (France)	2,800	288,560

Santarus, Inc. †	1,039	21,871

Shanghai Fosun Pharmaceutical Group Co., Ltd. (China) †	12,000	19,427

Shire PLC (United Kingdom)	689	21,857

Spectrum Pharmaceuticals, Inc.	1,989	14,838

St. Jude Medical, Inc. S	8,900	406,107

STAAR Surgical Co. †	3,995	40,549

Steris Corp.	718	30,788

Suzuken Co., Ltd. (Japan)	900	30,310

TearLab Corp. †	948	10,068

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	516	20,227

Trinity Biotech PLC ADR (Ireland) †	1,260	21,231

Triple-S Management Corp. Class B (Puerto Rico) †	749	16,081

United Therapeutics Corp. † S	1,705	112,223

Ventas, Inc. R	3,900	270,894

ViroPharma, Inc. † S	3,624	103,828

Warner Chilcott PLC Class A	13,488	268,141

WellCare Health Plans, Inc. †	1,416	78,659

WellPoint, Inc.	8,400	687,456

Zimmer Holdings, Inc. S	4,900	367,206

		13,305,144
Technology (8.0%)
Acacia Research Corp.	683	15,265

Accenture PLC Class A S	11,500	827,540

Actuate Corp. †	7,893	52,410

Acxiom Corp. †	2,647	60,034

Amadeus IT Holding SA Class A (Spain)	837	26,737

Anixter International, Inc. †	414	31,385

AOL, Inc. †	6,600	240,768

Apple, Inc.	9,072	3,593,238

ASML Holding NV (Netherlands)	827	64,881

ASML Holding NV ADR (Netherlands)	220	17,402

Aspen Technology, Inc. †	1,326	38,176

Asustek Computer, Inc. (Taiwan)	2,000	17,111

Avnet, Inc. †	3,400	114,240

BMC Software, Inc. †	6,600	297,924

Broadcom Corp. Class A	7,300	246,448

Brocade Communications Systems, Inc. †	24,014	138,321

CACI International, Inc. Class A †	196	12,444

Cap Gemini SA (France)	1,112	54,062

Casetek Holdings, Ltd. (Taiwan) †	3,000	15,412

Cavium, Inc. †	403	14,254

Cisco Systems, Inc.	47,000	1,142,570

Commvault Systems, Inc. †	625	47,431

Cornerstone OnDemand, Inc. † S	644	27,879

COMMON STOCKS (50.6%)* cont.	Shares	Value

Technology cont.
CSG Systems International, Inc. †	600	$13,020

Cypress Semiconductor Corp. †	6,800	72,964

Ebix, Inc.	993	9,195

EMC Corp. †	21,000	496,020

EnerSys	1,675	82,142

Entegris, Inc. †	3,380	31,738

Fairchild Semiconductor International, Inc. †	1,472	20,314

FANUC Corp. (Japan)	500	72,504

FEI Co.	664	48,465

First Solar, Inc. †	354	15,834

Gemalto NV (Netherlands)	551	49,889

GenMark Diagnostics, Inc. †	2,521	26,067

Google, Inc. Class A †	1,140	1,003,622

Hon Hai Precision Industry Co., Ltd. (Taiwan)	9,000	22,124

IBM Corp.	2,272	434,202

Infoblox, Inc. †	948	27,738

Integrated Silicon Solutions, Inc. †	4,453	48,805

IntraLinks Holdings, Inc. †	4,005	29,076

Ixia †	997	18,345

Konica Minolta Holdings, Inc. (Japan)	6,500	49,094

L-3 Communications Holdings, Inc.	2,200	188,628

Lam Research Corp. †	3,600	159,624

Lexmark International, Inc. Class A	3,711	113,445

Magnachip Semiconductor Corp. (South Korea) † S	1,983	36,229

Manhattan Associates, Inc. †	692	53,395

Mantech International Corp. Class A S	1,689	44,117

Marvell Technology Group, Ltd.	12,100	141,691

Mentor Graphics Corp. S	3,580	69,989

Microsemi Corp. †	941	21,408

Microsoft Corp.	43,911	1,516,247

MTS Systems Corp.	712	40,299

NEC Corp. (Japan)	43,000	94,093

Netscout Systems, Inc. †	1,278	29,829

NIC, Inc.	1,028	16,993

NTT Data Corp. (Japan)	11	39,045

NVIDIA Corp. S	11,600	162,748

NXP Semiconductor NV †	276	8,550

Olympus Corp. (Japan) †	1,000	30,404

Omnivision Technologies, Inc. † S	2,619	48,844

Oracle Corp.	40,782	1,252,823

Oracle Corp. Japan (Japan)	1,200	49,879

Perficient, Inc. †	1,804	24,065

Photronics, Inc. † S	3,817	30,765

Plantronics, Inc.	643	28,241

Polycom, Inc. †	1,789	18,856

Procera Networks, Inc. † S	1,662	22,819

PTC, Inc. †	1,222	29,976

QLIK Technologies, Inc. †	650	18,376

Quantum Corp. †	16,988	23,274

RF Micro Devices, Inc. †	11,926	63,804

Riverbed Technology, Inc. †	5,100	79,356

Rockwell Automation, Inc.	2,800	232,792

Rovi Corp. †	2,626	59,978

Rudolph Technologies, Inc. † S	2,983	33,410

Safeguard Scientifics, Inc. †	1,698	27,253

Samsung Electronics Co., Ltd. (South Korea)	21	24,647

Putnam VT Global Asset Allocation Fund 11

COMMON STOCKS (50.6%)* cont.	Shares	Value

Technology cont.
SanDisk Corp. †	343	$20,957

SAP AG (Germany)	902	66,050

Sartorius AG (Preference) (Germany)	212	22,799

SciQuest, Inc. †	659	16,508

Semtech Corp. †	915	32,052

Silicon Graphics International Corp. †	1,073	14,357

Silicon Image, Inc. †	6,205	36,299

SK Hynix, Inc. (South Korea) †	2,210	60,252

Softbank Corp. (Japan)	1,600	93,422

Sourcefire, Inc. †	485	26,942

Sparton Corp. †	1,388	23,929

SS&C Technologies Holdings, Inc. †	1,215	39,974

Symantec Corp.	20,500	460,635

Synaptics, Inc. †	1,056	40,719

Tencent Holdings, Ltd. (China)	500	19,678

Teradyne, Inc. † S	7,540	132,478

TIBCO Software, Inc. †	1,009	21,593

Toshiba Corp. (Japan)	4,000	19,241

Tyler Technologies, Inc. †	661	45,312

Ultimate Software Group, Inc. †	565	66,269

Ultra Clean Holdings, Inc. †	3,119	18,870

Ultratech, Inc. †	600	22,032

Unisys Corp. †	1,389	30,655

Verint Systems, Inc. †	812	28,802

Western Digital Corp.	3,900	242,151

XO Group, Inc. †	2,561	28,683

Yandex NV Class A (Russia) † S	944	26,083

Yokogawa Electric Corp. (Japan)	1,900	22,742

		16,182,466
Transportation (0.7%)
Aegean Marine Petroleum Network, Inc. (Greece) S	5,336	49,411

Beijing Capital International Airport Co., Ltd. (China)	28,000	18,219

Central Japan Railway Co. (Japan)	1,000	122,630

ComfortDelgro Corp., Ltd. (Singapore)	31,000	44,608

Con-way, Inc.	2,034	79,245

Delta Air Lines, Inc. †	18,600	348,006

Deutsche Post AG (Germany)	2,958	73,509

Hitachi Transport System, Ltd. (Japan)	1,600	26,374

International Consolidated Airlines Group SA (Spain) †	13,048	52,133

Japan Airlines Co., Ltd. (Japan)	900	46,283

Jaypee Infratech, Ltd. (India) †	26,077	9,246

Quality Distribution, Inc. † S	3,264	28,854

SkyWest, Inc.	1,913	25,902

Southwest Airlines Co.	17,100	220,419

Swift Transportation Co. †	4,592	75,952

TAL International Group, Inc. † S	1,427	62,174

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)	5,694	22,093

Universal Truckload Services, Inc. †	164	3,954

Wabtec Corp.	2,600	138,918

		1,447,930
Utilities and power (1.1%)
AES Corp.	13,861	166,193

American Electric Power Co., Inc.	8,300	371,674

Centrica PLC (United Kingdom)	10,299	56,522

Chubu Electric Power Co., Inc. (Japan)	1,200	17,013

Cia Energetica de Minas Gerais ADR (Brazil)	802	7,194

CMS Energy Corp. S	3,000	81,510

Electric Power Development Co., Ltd. (Japan)	500	15,604

COMMON STOCKS (50.6%)* cont.	Shares	Value

Utilities and power cont.
Enel SpA (Italy)	15,136	$47,448

Energias de Portugal (EDP) SA (Portugal)	6,270	20,210

Entergy Corp.	3,400	236,912

GDF Suez (France)	2,726	53,152

Kansai Electric Power, Inc. (Japan) †	8,700	119,480

Kinder Morgan, Inc.	8,000	305,200

Origin Energy, Ltd. (Australia)	3,316	37,947

PG&E Corp.	5,900	269,807

PPL Corp.	3,600	108,936

Red Electrica Corporacion SA (Spain)	1,423	78,049

Tokyo Gas Co., Ltd. (Japan)	10,000	55,346

UGI Corp. S	2,700	105,597

United Utilities Group PLC (United Kingdom)	5,064	52,599

Veolia Environnement SA (France)	2,250	25,489

		2,231,882

Total common stocks (cost $85,553,626)		$102,515,319

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (19.4%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from May 20, 2037
to November 20, 2039	$1,250,889	$1,408,324
3s, TBA, July 1, 2043	3,000,000	2,969,063

		4,377,387
U.S. Government Agency Mortgage Obligations (17.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3 1/2s, TBA,
July 1, 2028	4,000,000	4,155,000

Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, August 1, 2043	6,000,000	6,526,406
6s, TBA, July 1, 2043	6,000,000	6,526,875
4 1/2s, TBA, July 1, 2043	1,000,000	1,058,672
4s, TBA, July 1, 2043	9,000,000	9,378,985
4s, TBA, June 1, 2043	3,000,000	3,130,547
3 1/2s, TBA, July 1, 2028	4,000,000	4,168,125

		34,944,610
Total U.S. government and agency mortgage
obligations (cost $39,501,616)		$39,321,997

CORPORATE BONDS AND NOTES (18.2%)*	Principal amount	Value

Basic materials (1.4%)
Agrium, Inc. sr. unsec. notes 4.9s, 2043 (Canada)	$34,000	$32,158

Agrium, Inc. sr. unsec. notes 3 1/2s, 2023 (Canada)	11,000	10,527

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)	5,000	4,741

Ainsworth Lumber Co., Ltd. 144A sr. notes 7 1/2s,
2017 (Canada)	15,000	15,905

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 9 3/8s, 2019	17,000	20,977

Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95s, 2021	15,000	15,935

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)	125,000	148,326

ArcelorMittal sr. unsec. unsub. notes 7 1/2s,
2039 (France)	15,000	14,250

Ashland, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 3/4s, 2022	52,000	51,480

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022	30,000	29,700

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Basic materials cont.
Atkore International, Inc. company guaranty
sr. notes 9 7/8s, 2018	$75,000	$79,500

Axiall Corp. 144A company guaranty sr. unsec.
notes 4 7/8s, 2023	5,000	4,750

Boise Cascade Co. company guaranty sr. unsec.
notes 6 3/8s, 2020	20,000	20,200

Celanese US Holdings, LLC company guaranty
sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)	20,000	19,550

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021
(Germany)	50,000	53,000

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	65,000	77,764

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2018	50,000	58,786

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019	45,000	47,925

Cytec Industries, Inc. sr. unsec. unsub. notes
3 1/2s, 2023	35,000	33,379

Dow Chemical Co. (The) sr. unsec. unsub. notes
8.55s, 2019	50,000	63,794

E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	98,923

Eagle Spinco, Inc. 144A company guaranty
sr. unsec. notes 4 5/8s, 2021	5,000	4,800

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	20,000	18,928

Eastman Chemical Co. sr. unsec. notes 3.6s, 2022	10,000	9,639

Eastman Chemical Co. sr. unsec. unsub. notes
2.4s, 2017	35,000	35,061

Edgen Murray Corp. 144A company
guaranty sr. notes 8 3/4s, 2020	20,000	19,900

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s,
2020 (Canada)	10,000	9,700

Ferro Corp. sr. unsec. notes 7 7/8s, 2018	60,000	62,100

FMC Corp. sr. unsec. unsub. notes 5.2s, 2019	20,000	22,151

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 8 1/4s, 2019 (Australia)	30,000	30,900

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)	55,000	54,175

FMG Resources August 2006 Pty, Ltd. 144A
sr. unsec. notes 6 7/8s, 2022 (Australia)	20,000	19,450

HD Supply, Inc. company guaranty sr. unsec.
sub. notes 10 1/2s, 2021	15,000	15,488

HD Supply, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2020	55,000	63,800

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020	30,000	30,375

Hexion U.S. Finance Corp. company
guaranty sr. notes 6 5/8s, 2020	15,000	14,963

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020	10,000	9,975

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020	20,000	19,100

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes 8 7/8s, 2018	30,000	30,600

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021	25,000	27,438

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2020	45,000	48,938

Huntsman International, LLC company
guaranty sr. unsec. unsub. notes 4 7/8s, 2020	35,000	34,563

IAMGOLD Corp. 144A company guaranty sr. unsec.
notes 6 3/4s, 2020 (Canada)	40,000	33,800

Inmet Mining Corp. 144A company
guaranty sr. unsec. notes 7 1/2s, 2021 (Canada)	10,000	9,625

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Basic materials cont.
International Paper Co. sr. unsec. notes 7.95s, 2018	$175,000	$214,274

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019	55,000	61,738

Louisiana-Pacific Corp. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	40,000	43,600

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	65,726

LyondellBasell Industries NV sr. unsec.
unsub. notes 5s, 2019	200,000	217,619

Methanex Corp. sr. unsec. unsub. notes 3 1/4s,
2019 (Canada)	6,000	5,905

Momentive Performance Materials, Inc. company
guaranty sr. notes 10s, 2020	15,000	15,600

New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2020 (Canada)	25,000	25,250

New Gold, Inc. 144A sr. unsec. notes 6 1/4s,
2022 (Canada)	10,000	9,575

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020	35,000	37,538

Nufarm Australia Ltd. 144A company
guaranty sr. notes 6 3/8s, 2019 (Australia)	10,000	10,225

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023	30,000	29,550

PQ Corp. 144A sr. notes 8 3/4s, 2018	25,000	25,563

Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes 9s, 2019 (Australia)	62,000	80,544

Rock-Tenn Co. company guaranty sr. unsec.
unsub. notes 4.9s, 2022	41,000	42,311

Rock-Tenn Co. company guaranty sr. unsec.
unsub. notes 4.45s, 2019	38,000	40,117

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A company guaranty sr. unsec.
notes 10s, 2020	30,000	32,475

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A
company guaranty sr. notes 9s, 2017	30,000	30,450

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020	25,000	26,406

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023	25,000	24,250

Smurfit Kappa Treasury company guaranty
sr. unsec. unsub. debs 7 1/2s, 2025 (Ireland)	5,000	5,450

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 6 3/8s, 2022	5,000	5,275

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2019	10,000	10,575

Steel Dynamics, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2023	5,000	4,925

Taminco Global Chemical Corp. 144A
sr. notes 9 3/4s, 2020 (Belgium)	45,000	50,119

Tronox Finance, LLC 144A company
guaranty sr. unsec. notes 6 3/8s, 2020	40,000	37,700

USG Corp. sr. unsec. notes 9 3/4s, 2018	30,000	34,050

Weekley Homes, LLC/Weekley Finance Corp. 144A
sr. unsec. notes 6s, 2023	20,000	19,650

Weyerhaeuser Co. sr. unsec. unsub. debs.
7 1/8s, 2023 R	20,000	23,777

Weyerhaeuser Co. sr. unsec. unsub. notes
7 3/8s, 2032 R	60,000	72,028

Xstrata Finance Canada, Ltd. 144A company guaranty
sr. unsec. unsub. bonds 5.8s, 2016 (Canada)	35,000	38,180

		2,867,484
Capital goods (0.9%)
ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020	60,000	61,200

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2019	65,000	72,475

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020	10,000	10,800

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Capital goods cont.
B/E Aerospace, Inc. sr. unsec. unsub. notes
5 1/4s, 2022	$30,000	$30,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023	22,000	20,295

Berry Plastics Corp. company guaranty notes
9 1/2s, 2018	25,000	27,188

Berry Plastics Corp. company guaranty unsub. notes
9 3/4s, 2021	40,000	45,200

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017 ‡‡	40,000	40,400

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019	40,000	45,171

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)	20,000	19,850

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s,
2020 (Canada)	20,000	22,400

Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6 7/8s, 2020	55,000	60,500

Consolidated Container Co. LLC/Consolidated
Container Capital, Inc. 144A company
guaranty sr. unsec. notes 10 1/8s, 2020	5,000	5,250

Crown Americas LLC/Crown Americas Capital Corp.
IV 144A company guaranty sr. unsec.
notes 4 1/2s, 2023	33,000	31,103

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022	85,000	81,012

Delphi Corp. company guaranty sr. unsec.
unsub. notes 5s, 2023	142,000	145,550

DH Services Luxembourg Sarl 144A company
guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)	45,000	47,025

Exide Technologies sr. notes 8 5/8s, 2018 (In default) †	35,000	21,350

General Dynamics Corp. company guaranty sr. unsec.
unsub. notes 3.6s, 2042	60,000	51,336

General Dynamics Corp. company guaranty sr. unsec.
unsub. notes 2 1/4s, 2022	30,000	27,206

GrafTech International, Ltd. 144A company guaranty
sr. unsec. notes 6 3/8s, 2020	35,000	35,263

Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017	30,000	32,100

Legrand France SA sr. unsec. unsub. debs 8 1/2s,
2025 (France)	159,000	202,220

Manitowoc Co., Inc. (The) company guaranty
sr. unsec. notes 5 7/8s, 2022	15,000	15,000

MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2023	20,000	18,700

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016	65,000	64,350

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017	45,000	46,913

Raytheon Co. sr. unsec. notes 4 7/8s, 2040	20,000	20,503

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. notes 5 3/4s, 2020	20,000	20,150

Reynolds Group Issuer, Inc./Reynolds Group
Issuer, LLC/Reynolds Group Issuer Lu company
guaranty sr. unsec. unsub. notes 9 7/8s, 2019	100,000	107,250

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018	70,000	70,189

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018	20,000	21,400

Tenneco, Inc. company
guaranty sr. unsub. notes 6 7/8s, 2020	30,000	32,100

Terex Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	10,000	10,200

Terex Corp. company guaranty sr. unsec.
unsub. notes 6s, 2021	50,000	50,750

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Capital goods cont.
Thermadyne Holdings Corp. company
guaranty sr. notes 9s, 2017	$45,000	$48,488

TransDigm, Inc. company guaranty unsec.
sub. notes 7 3/4s, 2018	45,000	47,363

TransDigm, Inc. 144A sr. unsec.
sub. notes 7 1/2s, 2021	10,000	10,225

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021	30,000	29,850

United Technologies Corp. sr. unsec.
notes 5 3/8s, 2017	107,000	123,307

United Technologies Corp. sr. unsec.
unsub. notes 3.1s, 2022	15,000	14,817

		1,886,449
Communication services (1.9%)
Adelphia Communications Corp. escrow
bonds zero %, 2013	55,000	413

American Tower Corp. sr. unsec. notes 7s, 2017 R	75,000	86,896

AT&T, Inc. sr. unsec. bonds 6.55s, 2039	45,000	51,672

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	63,000	70,041

AT&T, Inc. sr. unsec. unsub. notes 4.35s, 2045	120,000	104,403

Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017	80,000	90,800

Cablevision Systems Corp. sr. unsec. unsub. notes
8s, 2020	15,000	16,350

Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018	20,000	21,500

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021	30,000	31,350

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5 1/4s, 2022	10,000	9,500

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 7 3/8s, 2020	25,000	27,250

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 6 5/8s, 2022	25,000	26,063

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. unsub. notes 5 1/8s, 2023	15,000	14,063

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019	40,000	42,400

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020	10,000	10,100

Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 8 3/8s, 2020	5,000	5,138

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 3/4s, 2018	5,000	5,006

Cincinnati Bell, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2017	15,000	15,638

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty sr. notes
12s, 2015	60,000	63,750

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.95s, 2037	114,000	143,495

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	17,000	20,573

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	40,000	43,564

Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020	20,000	19,200

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019	15,000	16,013

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023	30,000	28,800

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	15,000	16,130

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021	25,000	26,938

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Communication services cont.
CyrusOne LP/CyrusOne Finance Corp. 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2022	$15,000	$15,375

Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Netherlands)	73,000	101,271

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	75,000	84,000

DISH DBS Corp. company guaranty sr. unsec.
notes 6 3/4s, 2021	30,000	31,875

Equinix, Inc. sr. unsec. notes 7s, 2021	20,000	21,700

France Telecom sr. unsec. unsub. notes 4 1/8s,
2021 (France)	46,000	46,466

Frontier Communications Corp. sr. unsec.
notes 9 1/4s, 2021	15,000	17,138

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	50,000	55,125

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018	15,000	16,500

Frontier Communications Corp. sr. unsec.
unsub. notes 7 5/8s, 2024	10,000	10,000

Hughes Satellite Systems Corp. company
guaranty sr. notes 6 1/2s, 2019	45,000	47,700

Hughes Satellite Systems Corp. company
guaranty sr. unsec. notes 7 5/8s, 2021	50,000	53,125

Intelsat Jackson Holdings SA company
guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)	35,000	36,750

Intelsat Jackson Holdings SA 144A sr. unsec.
notes 6 5/8s, 2022 (Bermuda)	15,000	14,550

Intelsat Luxembourg SA 144A company guaranty
sr. unsec. notes 8 1/8s, 2023 (Luxembourg)	70,000	72,275

Intelsat Luxembourg SA 144A sr. unsec. notes
7 3/4s, 2021 (Luxembourg)	90,000	90,900

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds
8 3/8s, 2030 (Netherlands)	30,000	37,078

Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 9 3/8s, 2019	30,000	32,400

Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 8 5/8s, 2020	35,000	37,275

Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2019	10,000	10,500

Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	35,000	34,913

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
notes 9 1/8s, 2019	35,000	37,625

Mediacom, LLC/Mediacom Capital Corp. sr. unsec.
unsub. notes 7 1/4s, 2022	20,000	21,050

MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	50,000	53,250

MetroPCS Wireless, Inc. 144A company guaranty
sr. unsec. unsub. notes 6 5/8s, 2023	45,000	45,788

MetroPCS Wireless, Inc. 144A company guaranty
sr. unsec. unsub. notes 6 1/4s, 2021	40,000	40,700

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016 (Mexico)	25,000	24,250

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 8 7/8s, 2019 (Mexico)	10,000	8,450

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021 (Mexico)	35,000	27,038

NII International Telecom Sarl 144A company guaranty
sr. unsec. notes 11 3/8s, 2019 (Luxembourg)	10,000	10,700

NII International Telecom Sarl 144A company guaranty
sr. unsec. notes 7 7/8s, 2019 (Luxembourg)	30,000	28,425

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Communication services cont.
PAETEC Holding Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018	$40,000	$44,200

Quebecor Media, Inc. sr. unsec.
unsub. notes 5 3/4s, 2023 (Canada)	25,000	24,375

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	115,000	128,590

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	27,953

Rogers Communications, Inc. company guaranty
sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)	85,000	78,234

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019	3,000	3,248

SBA Telecommunications, Inc. 144A company
guaranty sr. unsec. unsub. notes 5 3/4s, 2020	10,000	10,025

SBA Tower Trust 144A notes 2.933s, 2017	125,000	125,679

SES 144A company guaranty sr. unsec. notes 3.6s,
2023 (France)	42,000	40,970

Sprint Capital Corp. company guaranty 6 7/8s, 2028	170,000	163,200

Sprint Nextel Corp. sr. notes 8 3/8s, 2017	40,000	44,900

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	55,000	58,025

Sprint Nextel Corp. sr. unsec.
unsub. notes 9 1/8s, 2017	35,000	40,250

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020	20,000	21,000

Sprint Nextel Corp. 144A company
guaranty sr. unsec. notes 9s, 2018	80,000	93,400

TCI Communications, Inc. sr. unsec.
unsub. notes 7 1/8s, 2028	65,000	82,576

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 3.192s, 2018 (Spain)	150,000	145,291

Time Warner Cable, Inc. company
guaranty sr. unsec. unsub. notes 6 3/4s, 2039	25,000	25,502

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	45,000	55,974

Verizon Pennsylvania, Inc. company
guaranty sr. unsec. bonds 8.35s, 2030	50,000	63,958

Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5s, 2022 (Canada)	40,000	39,000

West Corp. company guaranty sr. unsec.
notes 8 5/8s, 2018	15,000	16,031

West Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	25,000	26,000

Wind Acquisition Finance SA 144A
sr. notes 11 3/4s, 2017 (Luxembourg)	100,000	104,000

Windstream Corp. company guaranty sr. unsec.
notes 6 3/8s, 2023	20,000	18,700

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	15,000	15,975

Windstream Corp. company guaranty sr. unsec.
unsub. notes 8 1/8s, 2013	5,000	5,013

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2017	65,000	71,338

Windstream Corp. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	30,000	31,050

		3,775,695
Consumer cyclicals (2.9%)
Academy, Ltd./Academy Finance Corp. 144A company
guaranty sr. unsec. notes 9 1/4s, 2019	5,000	5,538

ADT Corp. (The) sr. unsec. unsub. notes 4 7/8s, 2042	62,000	52,635

ADT Corp. (The) sr. unsec. unsub. notes 3 1/2s, 2022	88,000	80,920

Affinion Group Holdings, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2015	20,000	10,000

Affinion Group, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	50,000	37,750

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Affinion Group, Inc. company guaranty sr. unsec.
sub. notes 11 1/2s, 2015	$20,000	$15,400

AMC Entertainment, Inc. company
guaranty sr. sub. notes 9 3/4s, 2020	40,000	45,300

American Casino & Entertainment Properties LLC
sr. notes 11s, 2014	50,000	49,875

American Media, Inc. 144A notes 13 1/2s, 2018	3,167	2,929

Ashtead Capital, Inc. 144A company
guaranty sr. notes 6 1/2s, 2022	15,000	15,638

Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	15,000	16,725

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	15,000	15,750

Beazer Homes USA, Inc. company
guaranty sr. notes 6 5/8s, 2018	20,000	21,225

Beazer Homes USA, Inc. company
guaranty sr. unsec. notes 8 1/8s, 2016	20,000	21,850

Beazer Homes USA, Inc. company
guaranty sr. unsec. unsub. notes 9 1/8s, 2018	5,000	5,213

Beazer Homes USA, Inc. 144A company
guaranty sr. unsec. notes 7 1/4s, 2023	15,000	15,150

Bon-Ton Department Stores, Inc. (The) company
guaranty notes 10 5/8s, 2017	20,000	20,000

Bon-Ton Department Stores, Inc. (The) 144A
notes 8s, 2021	10,000	10,163

Brookfield Residential Properties, Inc. 144A company
guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)	45,000	45,338

Brookfield Residential Properties, Inc./Brookfield
Residential US Corp. 144A company guaranty sr.
unsec. notes 6 1/8s, 2022 (Canada)	20,000	19,743

Building Materials Corp. 144A company
guaranty sr. notes 7 1/2s, 2020	40,000	42,700

Building Materials Corp. 144A sr. notes 7s, 2020	15,000	15,975

Building Materials Corp. 144A sr. notes 6 3/4s, 2021	15,000	15,938

Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 10s, 2019	35,000	38,675

Burlington Holdings, LLC/Burlington Holding
Finance, Inc. 144A sr. unsec. notes 9s, 2018 ‡‡	15,000	15,375

Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018	15,000	9,000

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	60,000	62,475

Caesars Entertainment Operating Co., Inc. 144A
company guaranty sr. notes 9s, 2020	140,000	133,700

Carmike Cinemas, Inc. company
guaranty notes 7 3/8s, 2019	15,000	16,125

CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	74,375

CCM Merger, Inc. 144A company guaranty sr. unsec.
notes 9 1/8s, 2019	30,000	31,500

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. company guaranty sr. unsec.
notes 9 1/8s, 2018	5,000	5,450

Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	20,000	19,200

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	15,000	14,475

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2022	15,000	15,825

Choice Hotels International, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2020	55,000	58,438

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 7 3/8s, 2021		$15,000	$16,275

Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes 4 7/8s, 2023		5,000	4,800

CityCenter Holdings LLC/CityCenter Finance Corp.
company guaranty notes 10 3/4s, 2017 ‡‡		70,827	76,493

Clear Channel Communications, Inc. company
guaranty sr. notes 9s, 2021		45,000	42,750

Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2019		60,000	58,200

Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2020		65,000	67,275

CST Brands, Inc. 144A company guaranty sr. unsec.
notes 5s, 2023		45,000	43,875

Cumulus Media Holdings, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		30,000	29,325

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040		3,000	3,132

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019		40,000	45,016

Entercom Radio, LLC company guaranty sr. unsec.
sub. notes 10 1/2s, 2019		40,000	44,900

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020		90,000	95,514

FelCor Lodging LP company guaranty sr. notes
10s, 2014 R		29,000	31,320

FelCor Lodging LP company guaranty sr. notes
6 3/4s, 2019 R		60,000	62,700

FelCor Lodging LP company guaranty sr. notes
5 5/8s, 2023 R		10,000	9,725

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097		24,000	25,104

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		40,000	47,129

Ford Motor Credit Co., LLC sr. unsec. notes
8 1/8s, 2020		300,000	362,470

General Motors Financial Co., Inc. 144A
sr. unsec. notes 4 1/4s, 2023		15,000	13,969

General Motors Financial Co., Inc. 144A
sr. unsec. notes 3 1/4s, 2018		39,000	37,928

General Motors Financial Co., Inc. 144A
sr. unsec. notes 2 3/4s, 2016		56,000	55,090

Gray Television, Inc. company guaranty
sr. unsec. notes 7 1/2s, 2020		25,000	25,500

Great Canadian Gaming Corp. 144A
company guaranty sr. unsec. notes
6 5/8s, 2022 (Canada)	CAD	55,000	54,044

Hanesbrands, Inc. company guaranty
sr. unsec. notes 6 3/8s, 2020		$35,000	37,319

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15s, 2023		40,000	54,310

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016		65,000	72,429

Host Hotels & Resorts LP sr. unsec.
unsub. notes 6s, 2021 R		31,000	33,599

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5 1/4s, 2022 R		14,000	14,504

Hyatt Hotels Corp. sr. unsec.
unsub. notes 3 3/8s, 2023		15,000	14,017

Igloo Holdings Corp. 144A sr. unsec.
unsub. notes 8 1/4s, 2017 ‡‡		50,000	51,000

Interactive Data Corp. company
guaranty sr. unsec. notes 10 1/4s, 2018		30,000	33,225

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Isle of Capri Casinos, Inc. company
guaranty sr. unsec. notes 5 7/8s, 2021	$15,000	$14,325

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2020	25,000	26,125

Isle of Capri Casinos, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	35,000	36,838

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017	60,000	68,400

Jo-Ann Stores Holdings, Inc. 144A sr. unsec.
notes 9 3/4s, 2019 ‡‡	15,000	15,413

Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041	10,000	10,672

K Hovnanian Enterprises, Inc. 144A company
guaranty notes 9 1/8s, 2020	10,000	10,950

K Hovnanian Enterprises, Inc. 144A
sr. notes 7 1/4s, 2020	25,000	27,000

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	45,000	48,825

L Brands, Inc. sr. notes 5 5/8s, 2022	15,000	15,188

Lamar Media Corp. company
guaranty sr. sub. notes 5 7/8s, 2022	30,000	30,825

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 5 3/4s, 2023	40,000	42,500

Lennar Corp. 144A company guaranty sr. unsec.
notes 5s, 2022	15,000	14,250

Liberty Interactive, LLC sr. unsec.
unsub. notes 8 1/4s, 2030	50,000	53,500

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	65,000	70,525

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.9s, 2029	45,000	52,581

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5.9s, 2016	19,000	21,637

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 5 1/8s, 2042	45,000	43,720

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 4.3s, 2043	95,000	81,674

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 3 7/8s, 2022	20,000	20,050

Marriott International, Inc. sr. unsec. unsub
notes 3s, 2019	135,000	136,855

Mashantucket Western Pequot Tribe 144A
bonds Ser. A, 8 1/2s, 2015 (In default) †	40,000	2,400

Masonite International Corp., 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)	45,000	48,488

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s,
2020 (Canada)	30,000	29,400

MGM Resorts International company
guaranty sr. unsec. notes 7 5/8s, 2017	35,000	38,238

MGM Resorts International company
guaranty sr. unsec. notes 6 7/8s, 2016	15,000	16,050

MGM Resorts International company
guaranty sr. unsec. notes 6 3/4s, 2020	25,000	25,875

MGM Resorts International company
guaranty sr. unsec. unsub. notes 8 5/8s, 2019	20,000	22,600

MGM Resorts International company
guaranty sr. unsec. unsub. notes 7 3/4s, 2022	20,000	21,650

MGM Resorts International company
guaranty sr. unsec. unsub. notes 6 5/8s, 2021	10,000	10,300

Michaels Stores, Inc. company
guaranty notes 11 3/8s, 2016	20,000	20,850

MTR Gaming Group, Inc. company
guaranty notes 11 1/2s, 2019 ‡‡	106,052	110,824

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Navistar International Corp. sr. notes 8 1/4s, 2021	$54,000	$53,055

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019	45,000	45,900

Neiman-Marcus Group, Inc. (The) company
guaranty sr. notes 7 1/8s, 2028	45,000	45,000

New Academy Finance Co., LLC/New Academy
Finance Corp. 144A sr. unsec. notes 8s, 2018 ‡‡	35,000	35,700

News America Holdings, Inc. company
guaranty sr. unsec. debs. 7 3/4s, 2024	50,000	60,031

News America Holdings, Inc. debs. 7 3/4s, 2045	85,000	110,202

Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty sr. unsec. notes 7 3/4s, 2018	10,000	10,750

Nielsen Finance, LLC/Nielsen Finance Co. 144A
sr. unsec. notes 4 1/2s, 2020	15,000	14,175

Nortek, Inc. company guaranty sr. unsec.
notes 10s, 2018	50,000	54,250

Nortek, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2021	10,000	10,700

O’Reilly Automotive, Inc. company
guaranty sr. unsec. unsub. notes 3.85s, 2023	20,000	19,467

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	19,000	23,370

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5 3/4s, 2022	30,000	30,600

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	25,000	26,875

Petco Holdings, Inc. 144A sr. unsec.
notes 8 1/2s, 2017 ‡‡	20,000	20,200

Pulte Group, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2017	50,000	56,125

Pulte Group, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	30,000	33,000

Realogy Corp. 144A company guaranty sr. notes 9s, 2020	10,000	11,150

Realogy Corp. 144A company
guaranty sr. notes 7 7/8s, 2019	15,000	15,825

Realogy Corp. 144A company
guaranty sr. notes 7 5/8s, 2020	10,000	10,825

Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s, 2018	27,000	29,700

Regal Entertainment Group sr. unsec.
notes 5 3/4s, 2023	15,000	14,400

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021	25,000	23,438

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 9 1/2s, 2019	32,000	34,560

ROC Finance, LLC/ROC Finance 1 Corp. 144A
notes 12 1/8s, 2018	50,000	56,875

RSI Home Products, Inc. 144A company
guaranty notes 6 7/8s, 2018	25,000	25,313

Rural/Metro Corp. 144A sr. unsec. notes 10 1/8s, 2019	20,000	17,000

Sabre Holdings Corp. sr. unsec.
unsub. notes 8.35s, 2016	55,000	58,850

Sabre, Inc. 144A sr. notes 8 1/2s, 2019	35,000	37,275

Sinclair Television Group, Inc. company
guaranty sr. unsec. notes 5 3/8s, 2021	15,000	14,400

Sinclair Television Group, Inc. sr. unsec.
notes 6 1/8s, 2022	15,000	15,000

Sirius XM Radio, Inc. 144A sr. unsec.
notes 5 1/4s, 2022	10,000	9,700

Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 5 1/4s, 2021	35,000	33,775

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Spectrum Brands Escrow Corp. 144A sr. unsec.
notes 6 3/8s, 2020	$5,000	$5,263

Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2020	35,000	36,881

Stanley Black & Decker, Inc. company
guaranty sr. unsec. unsub. notes 2.9s, 2022	90,000	84,701

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021	5,000	4,838

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	7,000	7,525

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A company
guaranty sr. unsec. notes 5 1/4s, 2021	15,000	14,250

Taylor Morrison Communities, Inc./Monarch
Communities, Inc. 144A sr. notes 7 3/4s, 2020	40,000	43,100

Tempur-Pedic International, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 7/8s, 2020	5,000	5,275

Time Warner Entertainment Co., LP company
guaranty sr. unsec. bonds 8 3/8s, 2033	156,000	183,864

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	4,000	4,982

Time Warner, Inc. company guaranty sr. unsec.
notes 4.7s, 2021	65,000	69,415

Time Warner, Inc. company guaranty sr. unsec.
notes 3.15s, 2015	10,000	10,446

TJX Cos., Inc. sr. unsec. notes 2 1/2s, 2023	25,000	23,166

Toyota Motor Credit Corp. sr. unsec.
unsub. notes 3.3s, 2022	65,000	64,284

Travelport, LLC company guaranty sr. unsec.
sub. notes 11 7/8s, 2016	10,000	9,300

Travelport, LLC/Travelport Holdings, Inc. 144A
company guaranty sr. unsec.
unsub. notes 13 7/8s, 2016 ‡‡	31,425	32,132

TRW Automotive, Inc. 144A company
guaranty sr. unsec. notes 4 1/2s, 2021	10,000	9,975

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	40,000	42,500

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	179,429

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040	10,000	10,558

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	30,000	29,462

Walt Disney Co. (The) sr. unsec.
unsub. notes 4 3/8s, 2041	10,000	9,928

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 7 5/8s, 2018	45,000	49,050

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec.
notes 10 1/4s, 2016 ‡‡	30,000	30,825

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	82,000	86,613

		5,933,081
Consumer staples (1.2%)
Altria Group, Inc. company guaranty sr. unsec.
notes 9.7s, 2018	17,000	22,600

Altria Group, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2019	2,000	2,649

Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.85s, 2022	95,000	87,486

Anheuser-Busch InBev Worldwide, Inc. company
guaranty unsec. unsub. notes 5 3/8s, 2020	60,000	69,172

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 3/4s, 2020	15,000	17,044

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 8 1/4s, 2019	10,000	10,875

CORPORATE BONDS AND NOTES (18.2%)* cont.		Principal amount	Value

Consumer staples cont.
Avis Budget Car Rental, LLC/Avis Budget
Finance, Inc. 144A sr. unsec. notes 5 1/2s, 2023		$15,000	$14,475

B&G Foods, Inc. company guaranty sr. unsec.
notes 4 5/8s, 2021		20,000	19,100

Bunge Ltd., Finance Corp. company
guaranty sr. unsec. notes 8 1/2s, 2019		4,000	4,937

Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016		41,000	43,480

Burger King Corp. company guaranty sr. unsec.
notes 9 7/8s, 2018		30,000	33,450

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042		65,000	58,160

Carrols Restaurant Group, Inc. company
guaranty sr. notes 11 1/4s, 2018		10,000	11,250

Claire’s Stores, Inc. company
guaranty sr. notes 8 7/8s, 2019		40,000	42,000

Claire’s Stores, Inc. 144A company
guaranty sr. notes 6 1/8s, 2020		10,000	9,775

Claire’s Stores, Inc. 144A sr. notes 9s, 2019		45,000	49,500

Constellation Brands, Inc. company
guaranty sr. unsec. notes 4 1/4s, 2023		10,000	9,375

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016		60,000	68,175

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 6s, 2022		20,000	21,450

Corrections Corp. of America 144A sr. unsec.
notes 4 5/8s, 2023 R		10,000	9,800

Corrections Corp. of America 144A sr. unsec.
notes 4 1/8s, 2020 R		10,000	9,775

Costco Wholesale Corp. sr. unsec.
unsub. notes 1.7s, 2019		37,000	35,577

Darden Restaurants, Inc. sr. unsec.
unsub. notes 6.8s, 2037		70,000	74,432

Dave & Buster’s, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018		50,000	55,375

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 9 3/4s, 2018		5,000	5,650

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		50,000	54,375

Delhaize Group company guaranty sr. unsec.
notes 5.7s, 2040 (Belgium)		80,000	76,000

Delhaize Group company guaranty sr. unsec.
notes 4 1/8s, 2019 (Belgium)		25,000	25,753

Diageo Investment Corp. company
guaranty sr. unsec. debs. 8s, 2022		40,000	53,349

DineEquity, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		45,000	49,950

Elizabeth Arden, Inc. sr. unsec.
unsub. notes 7 3/8s, 2021		40,000	42,800

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		76,000	76,190

Hawk Acquisition Sub, Inc. 144A sr.
notes 4 1/4s, 2020		45,000	43,031

Hertz Corp. (The) company guaranty sr. unsec.
notes 7 1/2s, 2018		15,000	16,088

Hertz Corp. (The) company guaranty sr. unsec.
notes 6 1/4s, 2022		20,000	20,875

Hertz Corp. (The) company guaranty sr. unsec.
notes 5 7/8s, 2020		15,000	15,450

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	50,000	67,906

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Consumer staples cont.
JBS USA, LLC/JBS USA Finance, Inc.
company guaranty sr. unsec. notes 11 5/8s,
2014 (Brazil)	$55,000	$58,025

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 8 1/4s, 2020 (Brazil)	15,000	15,713

JBS USA, LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021 (Brazil)	5,000	5,038

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 6 1/2s, 2040	70,000	83,260

Kraft Foods Group, Inc. sr. unsec.
unsub. notes 5s, 2042	10,000	10,127

Kroger Co. (The) company guaranty sr. unsec.
unsub. notes 6.4s, 2017	27,000	31,160

Landry’s Holdings II, Inc. 144A sr. unsec.
notes 10 1/4s, 2018	20,000	20,700

Landry’s Inc. 144A sr. unsec. notes 9 3/8s, 2020	35,000	36,663

Libbey Glass, Inc. company
guaranty sr. notes 6 7/8s, 2020	48,000	50,280

McDonald’s Corp. sr. unsec. bonds 6.3s, 2037	51,000	64,211

McDonald’s Corp. sr. unsec. notes 5.7s, 2039	59,000	69,720

Michael Foods, Inc. company guaranty sr. unsec.
notes 9 3/4s, 2018	20,000	21,900

Molson Coors Brewing Co. company
guaranty sr. unsec. unsub. notes 5s, 2042	50,000	48,028

Mondelez International, Inc. sr. unsec.
notes 6 1/2s, 2017	4,000	4,651

PepsiCo, Inc. sr. unsec. notes 7.9s, 2018	58,000	74,288

Post Holdings, Inc. company guaranty sr. unsec.
notes 7 3/8s, 2022	20,000	21,400

Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018	50,000	53,250

Revlon Consumer Products Corp. 144A company
guaranty sr. unsec. notes 5 3/4s, 2021	45,000	43,875

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2020	35,000	38,631

Rite Aid Corp. company
guaranty sr. unsub. notes 8s, 2020	15,000	16,613

Smithfield Foods, Inc. sr. unsec.
unsub. notes 6 5/8s, 2022	30,000	32,100

Spectrum Brands Holdings, Inc. company
guaranty sr. notes 9 1/2s, 2018	45,000	49,275

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. notes 6.6s, 2016	80,000	90,363

United Rentals North America, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2022	35,000	37,888

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019	45,000	49,613

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020	15,000	15,713

		2,369,814
Energy (2.3%)
Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. notes 5 7/8s, 2021	15,000	15,225

Access Midstream Partners LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 4 7/8s, 2023	55,000	51,013

Access Midstream Partners, LP/ACMP Finance Corp.
company guaranty sr. unsec. unsub. notes 6 1/8s, 2022	15,000	15,188

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021	10,000	7,975

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019	30,000	24,075

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	85,000	105,969

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Energy cont.
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	$35,000	$39,328

Anadarko Petroleum Corp. sr. unsec.
unsub. notes 6.95s, 2019	30,000	36,046

Apache Corp. sr. unsec. unsub notes 3 1/4s, 2022	60,000	59,103

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040	5,000	5,022

Athlon Holdings LP/Athlon Finance Corp. 144A
company guaranty sr. unsec. notes 7 3/8s, 2021	40,000	39,800

Atlas Pipeline Partners LP/Atlas Pipeline
Finance Corp. 144A company guaranty sr. notes
6 5/8s, 2020	15,000	15,038

Atwood Oceanics, Inc. sr. unsec. unsub. notes
6 1/2s, 2020	20,000	20,750

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017	35,000	36,838

BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 3.2s, 2016 (United Kingdom)	145,000	152,396

Canadian Natural Resources, Ltd. sr. unsec.
unsub. notes 5.7s, 2017 (Canada)	105,000	119,079

Carrizo Oil & Gas, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2018	65,000	69,550

Cenovus Energy, Inc. sr. unsec.
unsub. notes 4.45s, 2042 (Canada)	110,000	99,508

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 9 7/8s, 2020	35,000	38,850

Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2021	35,000	36,838

Chesapeake Energy Corp. company
guaranty sr. unsec. notes 5 3/4s, 2023	10,000	10,125

Chesapeake Oilfield Operating, LLC/Chesapeake
Oilfield Finance, Inc. 144A company
guaranty sr. unsec. unsub. notes 6 5/8s, 2019	40,000	39,600

Concho Resources, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2022	45,000	47,925

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	20,000	19,800

Concho Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 1/2s, 2022	20,000	19,800

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s,
2019 (Canada)	15,000	8,550

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2020	90,000	94,275

CONSOL Energy, Inc. company guaranty sr. unsec.
notes 8s, 2017	50,000	52,625

Continental Resources, Inc. company
guaranty sr. unsec. notes 5s, 2022	70,000	71,225

Continental Resources, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 1/2s, 2023	40,000	38,900

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	55,000	58,300

Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 7 1/8s, 2022	15,000	15,263

CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 7 1/8s, 2021	20,000	19,600

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s, 2020	55,000	59,400

Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6 3/8s, 2021	10,000	10,425

EXCO Resources, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2018	95,000	88,825

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 9 1/8s, 2017	20,000	20,900

Putnam VT Global Asset Allocation Fund 19

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Energy cont.
Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec.
notes 6 1/2s, 2021	$25,000	$25,063

Forbes Energy Services Ltd. company
guaranty sr. unsec. notes 9s, 2019	30,000	29,550

FTS International Services, LLC/FTS International
Bonds, Inc. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018	34,000	35,275

Gazprom Via OAO White Nights Finance BV
notes 10 1/2s, 2014 (Russia)	200,000	211,920

Goodrich Petroleum Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2019	70,000	68,950

Gulfport Energy Corp. 144A company
guaranty sr. unsec. notes 7 3/4s, 2020	45,000	45,563

Halcon Resources Corp. company
guaranty sr. unsec. unsub. notes 8 7/8s, 2021	85,000	82,450

Hercules Offshore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017	5,000	5,313

Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	40,000	42,700

Hercules Offshore, Inc. 144A sr. unsec.
notes 8 3/4s, 2021	15,000	15,000

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	30,000	35,960

Hiland Partners LP/Hiland Partners Finance Corp.
144A company guaranty sr. notes 7 1/4s, 2020	20,000	20,600

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	10,000	12,486

Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	50,000	48,000

Kodiak Oil & Gas Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2019	60,000	65,100

Laredo Petroleum, Inc. company
guaranty sr. unsec. notes 7 3/8s, 2022	15,000	15,750

Laredo Petroleum, Inc. company
guaranty sr. unsec. unsub. notes 9 1/2s, 2019	65,000	71,500

Linn Energy LLC/Linn Energy Finance Corp. 144A
company guaranty sr. unsec. notes 6 1/4s, 2019	50,000	47,625

Lone Pine Resources Canada, Ltd. company
guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)	20,000	14,400

Marathon Petroleum Corp. sr. unsec.
unsub. notes 6 1/2s, 2041	25,000	28,552

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	30,000	29,738

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 3/8s, 2023 (Canada)	20,000	19,400

Milagro Oil & Gas, Inc. company
guaranty notes 10 1/2s, 2016 (In default) †	45,000	32,625

Newfield Exploration Co. sr. unsec. notes 5 3/4s, 2022	35,000	34,913

Noble Holding International, Ltd. company
guaranty sr. unsec. notes 6.05s, 2041	85,000	86,258

Northern Oil and Gas, Inc. company
guaranty sr. unsec. notes 8s, 2020	55,000	55,550

Oasis Petroleum, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2023	20,000	20,800

Offshore Group Investment, Ltd. company
guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)	40,000	41,638

Offshore Group Investment, Ltd. 144A company
guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)	30,000	29,475

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	30,000	33,300

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Energy cont.
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	$5,000	$5,013

Peabody Energy Corp. company guaranty sr.
unsec. unsub. notes 6s, 2018	30,000	30,075

PetroBakken Energy, Ltd. 144A sr. unsec.
notes 8 5/8s, 2020 (Canada)	65,000	61,750

Petrohawk Energy Corp. company
guaranty sr. unsec. notes 7 1/4s, 2018	75,000	81,825

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)	340,000	319,410

Plains Exploration & Production Co. company
guaranty sr. unsec. notes 6 3/4s, 2022	136,000	144,130

Range Resources Corp. company
guaranty sr. sub. notes 6 3/4s, 2020	20,000	21,450

Range Resources Corp. company guaranty sr. unsec.
sub. notes 5s, 2022	15,000	14,663

Rosetta Resources, Inc. company
guaranty sr. unsec. notes 9 1/2s, 2018	55,000	59,400

Rosetta Resources, Inc. company
guaranty sr. unsec. unsub. notes 5 5/8s, 2021	15,000	14,644

Sabine Pass LNG LP company
guaranty sr. notes 7 1/2s, 2016	100,000	107,625

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020	15,000	15,150

Samson Investment Co. 144A sr. unsec. notes 10s, 2020	85,000	89,569

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. notes 7 1/2s, 2021	15,000	14,325

Seven Generations Energy Ltd. 144A sr. unsec.
notes 8 1/4s, 2020 (Canada)	15,000	14,925

Shelf Drilling Holdings Ltd. 144A
sr. notes 8 5/8s, 2018	35,000	36,400

Shell International Finance BV company guaranty
sr. unsec. notes 3.1s, 2015 (Netherlands)	95,000	99,623

SM Energy Co. sr. unsec. notes 6 5/8s, 2019	20,000	20,950

SM Energy Co. sr. unsec. notes 6 1/2s, 2021	15,000	15,750

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023	5,000	5,250

Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	56,537

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	40,000	42,519

Suburban Propane Partners LP/Suburban Energy
Finance Corp. sr. unsec. notes 7 3/8s, 2021	31,000	32,240

Trinidad Drilling, Ltd. 144A sr. unsec.
notes 7 7/8s, 2019 (Canada)	10,000	10,500

Unit Corp. company
guaranty sr. sub. notes 6 5/8s, 2021	30,000	30,675

Weatherford Bermuda company guaranty sr. unsec.
notes 9 7/8s, 2039 (Bermuda)	70,000	95,335

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.8s, 2037	15,000	15,716

Weatherford International, Inc. company
guaranty sr. unsec. unsub. notes 6.35s, 2017	25,000	27,927

Whiting Petroleum Corp. company
guaranty notes 7s, 2014	60,000	61,350

Williams Cos., Inc. (The) notes 7 3/4s, 2031	2,000	2,336

Williams Cos., Inc. (The) sr. unsec.
notes 7 7/8s, 2021	7,000	8,450

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022	15,000	15,150

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	55,000	56,375

		4,595,620

20 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Financials (3.9%)
Abbey National Treasury Services PLC/London bank
guaranty sr. unsec. unsub. notes FRN 1.856s,
2014 (United Kingdom)	$50,000	$50,364

ABN Amro Bank NV 144A sr. unsec. notes 4 1/4s,
2017 (Netherlands)	200,000	213,228

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	20,000	19,200

Aflac, Inc. sr. unsec. notes 8 1/2s, 2019	90,000	115,033

Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	92,373

Air Lease Corp. company guaranty sr. unsec.
unsub. notes 4 3/4s, 2020	20,000	19,350

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017	35,000	36,225

Ally Financial, Inc. company
guaranty sr. notes 6 1/4s, 2017	35,000	37,442

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	25,000	26,938

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	25,000	29,031

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	20,000	23,050

Ally Financial, Inc. unsec. sub. notes 8s, 2018	30,000	33,975

American Express Co. sr. unsec. notes 2.65s, 2022	48,000	44,319

American International Group, Inc. jr. sub. FRB
bonds 8.175s, 2068	76,000	92,720

American International Group, Inc. sr. unsec.
Ser. MTN, 5.85s, 2018	149,000	167,515

American International Group, Inc. sr. unsec.
unsub. notes 4 1/4s, 2014	105,000	109,072

Associates Corp. of North America sr. unsec.
notes 6.95s, 2018	135,000	159,881

AXA SA 144A jr. unsec. sub. FRN notes 6.463s,
perpetual maturity (France)	85,000	83,194

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	90,000	100,024

Bank of America Corp. sr. unsec.
unsub. notes 6 1/2s, 2016	50,000	56,372

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes 1.969s, 2017	105,000	105,411

Barclays Bank PLC 144A unsec. sub. notes 6.05s,
2017 (United Kingdom)	175,000	189,301

Bear Stearns Cos., Inc. (The) sr. unsec.
notes 7 1/4s, 2018	22,000	26,196

Bear Stearns Cos., LLC (The) sr. unsec.
unsub. notes 5.7s, 2014	40,000	42,612

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.3s, 2043	29,000	26,117

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s,
2017 (France)	40,000	39,888

BNP Paribas SA 144A jr. unsec. sub. FRN
notes 5.186s, perpetual maturity (France)	75,000	71,250

Camden Property Trust sr. unsec. notes 4 7/8s, 2023 R	65,000	68,530

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	15,000	15,825

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 5s, 2023	15,000	14,213

CIT Group, Inc. sr. unsec. notes 5s, 2022	35,000	34,738

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020	30,000	30,713

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	25,000	25,688

CIT Group, Inc. 144A company
guaranty notes 6 5/8s, 2018	50,000	54,000

CIT Group, Inc. 144A company
guaranty notes 5 1/2s, 2019	35,000	36,138

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Financials cont.
Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	$3,000	$3,780

Citigroup, Inc. sub. notes 5s, 2014	71,000	73,785

Community Choice Financial, Inc. company
guaranty sr. notes 10 3/4s, 2019	40,000	38,300

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	50,000	60,988

Duke Realty LP sr. unsec. notes 6 1/2s, 2018 R	57,000	65,546

E*Trade Financial Corp. sr. unsec.
unsub. notes 6 3/8s, 2019	65,000	65,975

EPR Properties unsec. notes 5 1/4s, 2023 R	65,000	63,168

GATX Financial Corp. notes 5.8s, 2016	25,000	27,549

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067	135,000	139,894

General Electric Capital Corp. sr. unsec. FRN
notes Ser. MTN, 0.475s, 2016	65,000	64,349

General Electric Capital Corp. sr. unsec.
notes 6 3/4s, 2032	150,000	179,854

General Electric Capital Corp. sr. unsec.
unsub. notes 3.15s, 2022	5,000	4,725

General Electric Capital Corp. unsec.
sub. notes 5.3s, 2021	110,000	120,667

Genworth Financial, Inc. sr. unsec.
unsub. notes 7.7s, 2020	95,000	108,831

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	170,000	201,101

Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	24,000	24,518

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5 1/8s, 2022	35,000	38,242

HCP, Inc. sr. unsec. unsub. notes 3.15s, 2022 R	70,000	64,698

Health Care REIT, Inc. sr. unsec.
unsub. notes 3 3/4s, 2023 R	70,000	66,322

Highwood Realty LP sr. unsec. bonds 5.85s, 2017 R	60,000	65,585

HSBC Finance Capital Trust IX FRN notes 5.911s, 2035	100,000	100,550

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021	146,000	161,410

HSBC USA Capital Trust I 144A jr. bank
guaranty unsec. notes 7.808s, 2026	100,000	101,625

Hub International Ltd. 144A company
guaranty sr. notes 8 1/8s, 2018	10,000	10,425

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018	95,000	99,750

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	10,000	10,300

International Lease Finance Corp. sr. unsec.
unsub. notes 5 7/8s, 2022	40,000	39,700

International Lease Finance Corp. sr. unsec.
unsub. notes 4 7/8s, 2015	73,000	74,095

International Lease Finance Corp. sr. unsec.
unsub. notes 4 5/8s, 2021	15,000	13,800

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018 R	25,000	25,938

iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
9s, 2017 R	30,000	33,600

JPMorgan Chase & Co. jr. unsec. sub. FRN
notes 7.9s, perpetual maturity	90,000	101,700

JPMorgan Chase & Co. sr. notes 6s, 2018	250,000	285,291

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	125,000	146,563

Lloyds TSB Bank PLC company guaranty sr. unsec. sub.
notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	100,000	106,612

Macquarie Bank Ltd. 144A sr. unsec. notes 3.45s,
2015 (Australia)	35,000	36,289

Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	30,000	33,875

Putnam VT Global Asset Allocation Fund 21

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Financials cont.
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	$223,000	$256,656

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. notes 6 7/8s, 2021 R	20,000	21,200

MPT Operating Partnership LP/MPT Finance
Corp. company guaranty sr. unsec. unsub.
notes 6 3/8s, 2022 R	25,000	26,250

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)	25,000	26,500

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. notes 9 5/8s, 2019	10,000	11,200

Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes 6 1/2s, 2021	15,000	14,400

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	26,535

Nationwide Mutual Insurance Co. 144A
notes 8 1/4s, 2031	45,000	56,089

Neuberger Berman Group LLC/Neuberger Berman
Finance Corp. 144A sr. notes 5 7/8s, 2022	25,000	25,375

Neuberger Berman Group LLC/Neuberger Berman
Finance Corp. 144A sr. notes 5 5/8s, 2020	15,000	15,488

Nuveen Investments, Inc. 144A sr. unsec. notes
9 1/2s, 2020	25,000	24,875

Nuveen Investments, Inc. 144A sr. unsec. notes
9 1/8s, 2017	25,000	25,063

OneAmerica Financial Partners, Inc. 144A
bonds 7s, 2033	90,000	88,675

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016	35,000	38,938

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019	25,000	26,469

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022	63,000	66,405

Progressive Corp. (The) jr. unsec. sub. FRN
notes 6.7s, 2037	65,000	70,200

Provident Funding Associates LP/PFG Finance Corp.
144A company guaranty sr. unsec. notes 6 3/4s, 2021	40,000	39,900

Provident Funding Associates LP/PFG Finance Corp.
144A sr. notes 10 1/8s, 2019	25,000	27,625

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 8 7/8s, 2038	30,000	36,150

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5 5/8s, 2043	71,000	69,225

Prudential Financial, Inc. jr. unsec. sub. FRN
notes 5.2s, 2044	25,000	23,625

Rayonier, Inc. company guaranty sr. unsec.
unsub. notes 3 3/4s, 2022 R	30,000	29,406

RBS Capital Trust III bank guaranty jr. unsec.
sub. notes 5.512s, perpetual maturity
(United Kingdom)	25,000	18,250

Residential Capital LLC company guaranty jr.
notes 9 5/8s, 2015 (In default) †	32,448	36,828

Royal Bank of Scotland PLC (The) sr. unsec.
sub. notes 4.7s, 2018 (United Kingdom)	115,000	111,598

Royal Bank of Scotland PLC (The) unsec.
sub. notes 6.1s, 2023 (United Kingdom)	125,000	117,173

Santander Holdings USA, Inc. sr. unsec.
unsub. notes 4 5/8s, 2016	21,000	22,153

Santander Issuances S.A. Unipersonal 144A bank
guaranty unsec. sub. notes 5.911s, 2016 (Spain)	100,000	106,211

Simon Property Group LP sr. unsec.
unsub. notes 5 1/4s, 2016 R	22,000	24,580

Simon Property Group LP sr. unsec.
unsub. notes 3 3/8s, 2022 R	10,000	9,812

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Financials cont.
SLM Corp. sr. unsec. unsub. notes Ser. MTN,
8.45s, 2018	$25,000	$27,750

Springleaf Finance Corp. 144A sr. unsec.
notes 6s, 2020	15,000	13,425

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB bonds 1.273s, 2037	75,000	61,695

Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4 1/4s, 2042	90,000	79,188

Travelers Property Casuality Corp. sr. unsec.
unsub. bonds 7 3/4s, 2026	40,000	53,233

Vnesheconombank Via VEB Finance PLC 144A
bank guaranty, sr. unsec. unsub. bonds 6.8s,
2025 (Russia)	300,000	319,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)	392,000	415,520

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	22,702

Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	15,000	15,696

Westpac Banking Corp. sr. unsec. notes 4 7/8s,
2019 (Australia)	80,000	89,704

Westpac Capital Trust III 144A unsec. sub. FRN
notes 5.819s, perpetual maturity	60,000	59,700

Willis Group North America, Inc. company
guaranty notes 6.2s, 2017	10,000	11,136

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037	55,000	58,988

		7,870,417
Health care (1.1%)
AbbVie, Inc. 144A company guaranty sr. unsec.
notes 2.9s, 2022	80,000	74,680

Acadia Healthcare Co., Inc. 144A company
guaranty sr. unsec. notes 6 1/8s, 2021	20,000	20,000

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	46,478

Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	126,355

AmSurg Corp. company guaranty sr. unsec.
unsub. notes 5 5/8s, 2020	35,000	35,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45s,
2037 (United Kingdom)	71,000	86,611

Aviv Healthcare Properties LP company
guaranty sr. unsec. notes 7 3/4s, 2019	35,000	37,363

Biomet, Inc. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	45,000	46,378

Capella Healthcare, Inc. company guaranty
sr. unsec. notes 9 1/4s, 2017	50,000	53,000

CHS/Community Health Systems, Inc. company
guaranty sr. notes 5 1/8s, 2018	30,000	30,450

CHS/Community Health Systems, Inc. company
guaranty sr. unsec. unsub. notes 8s, 2019	15,000	15,956

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021	80,000	85,309

Emergency Medical Services Corp. company
guaranty sr. unsec. notes 8 1/8s, 2019	35,000	37,188

Endo Health Solutions, Inc. company
guaranty sr. unsec. notes 7s, 2019	25,000	25,250

Envision Healthcare Holdings, Inc. 144A sr. unsec.
notes 9 1/4s, 2017 ‡‡	45,000	45,563

Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. notes 5 5/8s, 2019	35,000	36,400

HCA, Inc. sr. notes 6 1/2s, 2020	135,000	146,138

HCA, Inc. sr. unsec. notes 7 1/2s, 2022	10,000	11,050

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017	65,000	67,519

IASIS Healthcare, LLC/IASIS Capital Corp. company
guaranty sr. unsec. notes 8 3/8s, 2019	35,000	35,328

22 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Health care cont.
IMS Health, Inc. 144A sr. unsec. notes 6s, 2020	$20,000	$20,350

Jaguar Holding Co. I 144A sr. unsec.
notes 9 3/8s, 2017 ‡‡	15,000	15,675

Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
144A sr. unsec. notes 9 1/2s, 2019	45,000	49,725

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty notes 10 1/2s, 2018	80,000	85,800

Kinetic Concepts, Inc./KCI USA, Inc. company
guaranty sr. unsec. notes 12 1/2s, 2019	20,000	20,625

Multiplan, Inc. 144A company
guaranty sr. notes 9 7/8s, 2018	35,000	38,063

Mylan, Inc./PA 144A sr. unsec. notes 2.6s, 2018	10,000	9,859

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 6 3/4s, 2022 R	25,000	26,625

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 6.95s, 2037	15,000	17,507

Service Corp. International/US 144A sr. unsec.
notes 5 3/8s, 2022	15,000	14,963

Service Corp. International/US sr. notes 7s, 2019	20,000	21,150

Service Corporation International sr. unsec.
unsub. notes 6 3/4s, 2016	105,000	112,744

Sky Growth Acquisition Corp. 144A company
guaranty sr. unsec. notes 7 3/8s, 2020	70,000	71,750

Stewart Enterprises, Inc. company
guaranty sr. unsec. notes 6 1/2s, 2019	35,000	37,100

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	15,000	15,450

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015	16,477	16,477

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019	35,000	36,925

Tenet Healthcare Corp. company
guaranty sr. notes 6 1/4s, 2018	50,000	52,625

Tenet Healthcare Corp. 144A company
guaranty sr. notes 4 1/2s, 2021	10,000	9,325

Tenet Healthcare Corp. 144A company
guaranty sr. notes 4 3/8s, 2021	30,000	27,525

Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC company guaranty sr. unsec. unsub.
notes 3s, 2015 (Curacao)	50,000	52,005

United Surgical Partners International, Inc.
company guaranty sr. unsec. unsub. notes 9s, 2020	30,000	32,400

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4.7s, 2021	105,000	114,677

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	10,000	9,566

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95s, 2042	90,000	77,402

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2 3/4s, 2023	90,000	83,686

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020	5,000	5,100

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 7/8s, 2018	20,000	20,500

Valeant Pharmaceuticals International 144A
company guaranty sr. unsec. notes 6 3/8s, 2020	5,000	4,938

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017	5,000	5,175

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s,
2018 (Canada)	40,000	41,000

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Health care cont.
Actavis, Inc. sr. unsec. notes 4 5/8s, 2042	$35,000	$30,662

Actavis, Inc. sr. unsec. notes 3 1/4s, 2022	30,000	27,987

Actavis, Inc. sr. unsec. notes 1 7/8s, 2017	5,000	4,868

WellPoint, Inc. notes 7s, 2019	35,000	42,274

		2,314,519
Technology (0.8%)
Alcatel-Lucent USA, Inc. sr. unsec.
unsub. notes 6.45s, 2029	30,000	22,725

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043	40,000	35,513

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021	25,000	18,938

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	70,000	63,175

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	12,000	12,150

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	20,000	20,275

Cisco Systems, Inc. company guaranty sr. unsec.
unsub. notes 3.15s, 2017	135,000	142,518

Epicor Software Corp. company guaranty sr. unsec.
notes 8 5/8s, 2019	35,000	35,875

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	17,000	17,106

First Data Corp. company guaranty sr. unsec.
notes 12 5/8s, 2021	50,000	52,875

First Data Corp. 144A company
guaranty notes 8 1/4s, 2021	90,000	91,800

First Data Corp. 144A company
guaranty sr. notes 7 3/8s, 2019	30,000	30,825

First Data Corp. 144A company guaranty sr. unsec.
notes 11 1/4s, 2021	25,000	24,938

First Data Corp. 144A company guaranty sr. unsec.
sub. notes 11 3/4s, 2021	25,000	22,500

Freescale Semiconductor, Inc. company
guaranty sr. unsec. notes 10 3/4s, 2020	24,000	26,400

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	4,000	4,340

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	50,000	53,875

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	36,185

Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	22,166

Honeywell International, Inc. sr. unsec.
unsub. notes 5 3/8s, 2041	55,000	63,144

Honeywell International, Inc. sr. unsec.
unsub. notes 4 1/4s, 2021	40,000	43,799

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022	140,000	125,175

Infor US, Inc. company guaranty sr. unsec.
notes 9 3/8s, 2019	20,000	21,675

Infor US, Inc. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2018	20,000	22,650

Iron Mountain, Inc. company
guaranty sr. sub. notes 7 3/4s, 2019	15,000	16,125

Iron Mountain, Inc. company guaranty sr. unsec.
sub. notes 8s, 2020	95,000	98,800

Jazz Technologies, Inc. company
guaranty sr. unsec. notes 8s, 2015	24,000	22,080

Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	28,272

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	94,543

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040	35,000	39,014

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022	80,000	73,703

Pitney Bowes, Inc. sr. unsec.
unsub. notes Ser. MTN, 5 1/4s, 2037	50,000	52,220

Putnam VT Global Asset Allocation Fund 23

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Technology cont.
SunGard Data Systems, Inc. 144A company
guaranty sr. sub. notes 6 5/8s, 2019	$25,000	$25,125

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020	35,000	37,100

Syniverse Holdings, Inc. company
guaranty sr. unsec. notes 9 1/8s, 2019	45,000	48,038

Xerox Corp. sr. unsec. notes 6 3/4s, 2039	15,000	16,966

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	23,280

		1,585,888
Transportation (0.2%)
Air Medical Group Holdings, Inc. company
guaranty sr. notes 9 1/4s, 2018	40,000	43,100

Burlington Northern Santa Fe, LLC sr. unsec.
notes 5.4s, 2041	35,000	37,149

Burlington Northern Santa Fe, LLC sr. unsec.
unsub. notes 5 3/4s, 2040	35,000	39,020

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	115,000	110,460

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019	53,567	62,271

FedEx Corp. company guaranty sr. unsec.
unsub. notes 2 5/8s, 2022	15,000	13,920

Kansas City Southern de Mexico SA de CV 144A
sr. unsec. notes 2.35s, 2020 (Mexico)	9,000	8,602

Kansas City Southern Railway 144A sr. unsec.
notes 4.3s, 2043	16,000	14,379

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018	60,000	66,300

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	14,751	15,415

Watco Cos LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6 3/8s, 2023	30,000	29,850

		440,466
Utilities and power (1.6%)
AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017	85,000	95,625

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021	55,000	60,363

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023	15,000	13,988

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	27,355

Arizona Public Services Co. sr. unsec.
notes 4 1/2s, 2042	15,000	14,529

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	5,000	6,490

Beaver Valley Funding Corp. sr. bonds 9s, 2017	5,000	5,075

Boardwalk Pipelines LP company
guaranty sr. unsec. notes 5 7/8s, 2016	66,000	74,172

Bruce Mansfield Unit pass-through certificates
6.85s, 2034	33,093	36,402

Calpine Corp. 144A company
guaranty sr. notes 7 7/8s, 2020	36,000	39,060

Calpine Corp. 144A sr. notes 7 1/4s, 2017	85,000	88,613

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037	10,000	11,090

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036	28,000	32,930

Consolidated Edison Co. of New York sr. unsec.
unsub. notes 4.2s, 2042	45,000	42,994

DPL, Inc. sr. unsec. notes 6 1/2s, 2016	55,000	57,475

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016	95,000	97,053

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019	70,000	88

El Paso Corp. sr. unsec. notes 7s, 2017	120,000	130,459

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	37,185

Electricite de France SA 144A sr. unsec.
notes 6.95s, 2039 (France)	20,000	24,568

Electricite de France SA 144A sr. unsec.
notes 6 1/2s, 2019 (France)	60,000	71,093

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Utilities and power cont.
Electricite de France SA 144A unsec. sub. FRN
notes 5 1/4s, perpetual maturity (France)	$290,000	$273,325

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. sr. notes 10s, 2020	24,000	26,280

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A notes 12 1/4s, 2022	45,000	49,725

Energy Future Intermediate Holding Co., LLC/EFIH
Finance, Inc. 144A sr. notes 10s, 2020	79,000	86,308

Energy Transfer Equity LP company
guaranty sr. unsec. notes 7 1/2s, 2020	50,000	54,625

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	30,000	31,824

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	25,000	26,379

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. notes 4.85s, 2042	80,000	75,396

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. notes 6 7/8s, 2019	15,000	16,050

EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. notes 7 3/4s, 2022	10,000	10,700

EP Energy/EP Energy Finance, Inc. sr. unsec.
notes 9 3/8s, 2020	70,000	78,925

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A
sr. unsec. notes 8 1/8s, 2017 ‡‡	20,857	21,378

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023	54,000	50,172

FirstEnergy Corp. sr. unsec. unsub. notes 2 3/4s, 2018	8,000	7,788

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020	65,000	71,500

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018	10,000	11,100

ITC Holdings Corp. 144A notes 5 7/8s, 2016	50,000	55,810

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	39,591

Kansas Gas and Electric Co. bonds 5.647s, 2021	13,008	13,589

Kinder Morgan Energy Partners LP sr. unsec.
notes 6.85s, 2020	70,000	83,338

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	39,000	44,244

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	50,000	62,007

Narragansett Electric Co./The 144A sr. unsec.
notes 4.17s, 2042	80,000	72,248

Nevada Power Co. mtge. notes 7 1/8s, 2019	40,000	49,539

NiSource Finance Corp. company
guaranty sr. unsec. notes 6 1/8s, 2022	25,000	28,214

NRG Energy, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2021	120,000	128,100

NSTAR Electric Co. sr. unsec.
unsub. notes 2 3/8s, 2022 (Canada)	75,000	69,148

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	25,000	29,291

Oncore Electric Delivery Co., LLC 144A
sr. notes 4.55s, 2041	25,000	23,712

Pacific Gas & Electric Co. sr. unsec.
notes 6.05s, 2034	40,000	46,637

Potomac Edison Co. 144A sr. bonds 5.8s, 2016	76,000	84,760

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.2s, 2022	105,000	106,406

PSEG Power, LLC company guaranty sr. unsec.
notes 5.32s, 2016	37,000	41,038

Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5 1/2s, 2040	25,000	28,988

Puget Sound Energy, Inc. jr. sub. FRN
notes Ser. A, 6.974s, 2067	98,000	101,430

Regency Energy Partners company
guaranty sr. unsec. unsub. notes 5 1/2s, 2023	25,000	24,625

24 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (18.2%)* cont.	Principal amount	Value

Utilities and power cont.
Regency Energy Partners 144A company
guaranty sr. unsec. notes 4 1/2s, 2023	$30,000	$27,150

Teco Finance, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	5,453

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC company guaranty notes 15s, 2021	30,000	7,875

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company guaranty
sr. notes 11 1/2s, 2020	25,000	18,688

Trans-Canada Pipelines, Ltd. jr. unsec. sub. FRN
notes 6.35s, 2067 (Canada)	30,000	31,285

Union Electric Co. sr. notes 6.4s, 2017	50,000	58,621

West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	28,638

		3,168,507

Total corporate bonds and notes (cost $35,438,398)		$36,807,940

MORTGAGE-BACKED SECURITIES (3.3%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.6%)
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.019s, 2037	$30,570	$44,950
IFB Ser. 3072, Class SM, 23.091s, 2035	36,842	53,766
IFB Ser. 3072, Class SB, 22.944s, 2035	34,138	49,611
IFB Ser. 3249, Class PS, 21.64s, 2036	36,994	52,344
IFB Ser. 3065, Class DC, 19.283s, 2035	58,964	87,205
IFB Ser. 2990, Class LB, 16.454s, 2034	55,834	73,735
IFB Ser. 3708, Class SQ, IO, 6.358s, 2040	173,697	29,080
IFB Ser. 3708, Class SA, IO, 6.258s, 2040	299,044	46,884
IFB Ser. 3964, Class SA, IO, 5.808s, 2041	359,456	49,425
Ser. 308, Class S1, 4s, 2043 ∆	188,000	42,533

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.859s, 2036	51,355	83,720
IFB Ser. 05-45, Class DA, 23.712s, 2035	66,893	102,844
IFB Ser. 07-53, Class SP, 23.492s, 2037	47,517	69,856
IFB Ser. 05-75, Class GS, 19.671s, 2035	27,480	37,685
IFB Ser. 404, Class S13, IO, 6.207s, 2040	217,020	36,318
Ser. 06-46, Class OC, PO, zero %, 2036	22,747	20,220

Government National Mortgage Association
IFB Ser. 10-56, Class SC, IO, 6.308s, 2040	257,992	42,411
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040	321,720	49,867
Ser. 13-14, Class IO, IO, 3 1/2s, 2042	720,727	102,941
Ser. 12-141, Class WI, IO, 3 1/2s, 2041	828,221	120,208

		1,195,603
Commercial mortgage-backed securities (1.7%)
Banc of America Commercial Mortgage Trust
Ser. 06-5, Class A3, 5.39s, 2047	44,000	45,423

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class A3, 5.857s, 2049	119,000	119,476
Ser. 07-2, Class A2, 5.634s, 2049	8,864	8,997
Ser. 07-1, Class XW, IO, 0.485s, 2049	1,158,344	10,372

Banc of America Commercial Mortgage Trust 144A
Ser. 04-4, Class XC, IO, 1.033s, 2042	953,576	7,723
Ser. 04-5, Class XC, IO, 0.868s, 2041	1,273,795	10,127
Ser. 07-5, Class XW, IO, 0.532s, 2051	2,444,196	26,823
Ser. 02-PB2, Class XC, IO, 0.512s, 2035	199,430	63

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042 F	43,000	47,821
Ser. 04-PR3I, Class X1, IO, 1.074s, 2041	377,202	2,814

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW15, Class X2, IO, 0.578s, 2044 F	13,653,927	35,500
Ser. 06-PW14, Class X1, IO, 0.268s, 2038	1,419,142	24,693

MORTGAGE-BACKED SECURITIES (3.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A
Ser. 06-C5, Class XC, IO, 0.193s, 2049	$6,762,637	$99,411

Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.558s, 2049	1,371,528	16,527
Ser. 07-CD4, Class XC, IO, 0.219s, 2049	7,458,779	56,985

Commercial Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049 F	91,000	99,131
FRB Ser. 05-LP5, Class D, 5.262s, 2043	94,000	96,750

Commercial Mortgage Trust 144A Pass-Through
Certificates Ser. 06-C8, Class XS, IO, 0.201s, 2046	6,503,972	81,596

Credit Suisse Mortgage Capital Certificates FRB
Ser. 07-C4, Class A2, 5.954s, 2039	47,284	47,454

Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.229s, 2049	6,609,125	24,784

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	51,125	56,237
Ser. 02-CP3, Class AX, IO, 1.472s, 2035	62,070	371

First Union National Bank-Bank of America
Commercial Mortgage Trust 144A Ser. 01-C1,
Class 3, IO, 1.956s, 2033	32,846	5

GE Business Loan Trust 144A Ser. 04-2, Class D,
2.943s, 2032	32,432	17,189

GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C3, Class XC, IO, 0.29s, 2045	24,696,407	81,481
Ser. 07-C1, Class XC, IO, 0.17s, 2049	8,827,019	48,293

GE Commercial Mortgage Corporation Trust FRB
Ser. 05-C1, Class B, 4.846s, 2048	74,000	75,225

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.379s, 2029	44,647	1,257
Ser. 05-C1, Class X1, IO, 0.779s, 2043	2,271,817	21,707

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042 F	55,000	52,660
FRB Ser. 05-GG3, Class D, 4.986s, 2042	43,000	42,413
FRB Ser. 05-GG3, Class B, 4.894s, 2042 F	157,000	162,361

GS Mortgage Securities Corp. II 144A Ser. 06-GG6,
Class XC, IO, 0.226s, 2038	1,752,884	2,643

GS Mortgage Securities Trust Ser. 06-GG6,
Class A2, 5.506s, 2038	24,394	24,912

GS Mortgage Securities Trust 144A
Ser. 98-C1, Class F, 6s, 2030	9,328	9,328
Ser. 06-GG8, Class X, IO, 0.798s, 2039 F	9,465,398	181,736

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051 F	178,500	184,471
FRB Ser. 06-LDP7, Class B, 6.056s, 2045	107,000	88,385
FRB Ser. 04-CB9, Class B, 5.836s, 2041	61,000	62,476
FRB Ser. 13-C10, Class D, 4.3s, 2047	53,000	42,461
Ser. 06-LDP8, Class X, IO, 0.729s, 2045	1,729,958	26,048
Ser. 07-LDPX, Class X, IO, 0.469s, 2049	4,936,579	43,452

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A Ser. 05-CB12, Class X1,
IO, 0.49s, 2037	2,098,962	15,872

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	18,981	18,981
Ser. 99-C1, Class G, 6.41s, 2031	37,135	37,506
Ser. 98-C4, Class H, 5.6s, 2035	50,000	53,221

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	119,000	119,012
Ser. 06-C7, Class A2, 5.3s, 2038	73,210	76,291

Putnam VT Global Asset Allocation Fund 25

MORTGAGE-BACKED SECURITIES (3.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.847s, 2038	$1,127,231	$22,749
Ser. 05-C5, Class XCL, IO, 0.645s, 2040	4,238,061	48,522
Ser. 05-C2, Class XCL, IO, 0 1/2s, 2040	2,339,453	9,355
Ser. 05-C7, Class XCL, IO, 0.368s, 2040	2,784,995	12,549
Ser. 06-C7, Class XCL, IO, 0.337s, 2038	1,988,913	36,059
Ser. 06-C6, Class XCL, IO, 0.288s, 2039	8,674,721	166,503

Merrill Lynch Mortgage Trust FRB Ser. 07-C1,
Class A3, 6.038s, 2050	128,000	133,392

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.111s, 2039	647,940	5,160
Ser. 05-MCP1, Class XC, IO, 0.233s, 2043	2,245,643	22,616

Merrill Lynch/Countrywide Financial Corp.
Commercial Mortgage Trust Ser. 06-4, Class AJ,
5.239s, 2049 F	68,000	66,625

Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 6.506s, 2045	365,469	27,410
Ser. 05-C3, Class X, IO, 6.315s, 2044	104,755	5,940

Morgan Stanley Capital I Trust
FRB Ser. 06-T23, Class A2, 5.918s, 2041	11,094	11,137
FRB Ser. 07-HQ12, Class A2, 5.763s, 2049	105,310	106,047
Ser. 07-IQ14, Class A2, 5.61s, 2049	22,631	22,980
Ser. 04-T13, Class A4, 4.66s, 2045	102,329	103,609

Morgan Stanley ReREMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.391s, 2043	79,143	81,373

Morgan Stanley-Bank of America-Merrill Lynch
Mortgage Trust Ser. 13-C7, Class XA, IO, 1.901s, 2046	471,095	49,060

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.123s, 2049 F	50,000	53,413
Ser. 12-C4, Class XA, IO, 1.89s, 2045	368,958	44,275

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 6.166s, 2046	16,000	15,195
Ser. 07-C34, IO, 0.502s, 2046	1,436,058	17,376

Wachovia Bank Commercial Mortgage Trust 144A
Ser. 05-C18, Class XC, IO, 0.495s, 2042	2,833,827	15,019
Ser. 06-C26, Class XC, IO, 0.105s, 2045	1,413,058	3,080

WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036 F	10,000	8,800

		3,496,708
Residential mortgage-backed securities (non-agency) (1.0%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2,
2.704s, 2036	226,473	183,443

Barclays Capital, LLC Trust FRB Ser. 12-RR10,
Class 9A2, 2.674s, 2035	40,000	32,800

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 12.607s, 2037	50,074	29,544
Ser. 12-RR11, Class 9A2, 4s, 2037	28,122	28,052
Ser. 12-RR11, Class 3A2, 4s, 2036	37,760	37,666
FRB Ser. 12-RR11, Class 5A2, 4s, 2037	47,117	46,999
Ser. 12-RR11, Class 11A2, 2.6s, 2036	223,720	137,588
Ser. 09-RR7, Class 1A7, IO, 1.779s, 2046	1,876,698	62,752
Ser. 09-RR7, Class 2A7, IO, 1.604s, 2047	2,032,230	82,509

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR13, Class 2A, 2.47s, 2046	431,791	365,283
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045	1,257,062	64,864
FRB Ser. 06-AR1, Class 2A1B, 1.238s, 2046	118,385	97,964
FRB Ser. 05-AR13, Class A1C3, 0.683s, 2045	111,880	87,267
FRB Ser. 05-AR17, Class A1C3, 0.673s, 2045 F	164,605	90,543
FRB Ser. 05-AR9, Class A1C3, 0.673s, 2045	128,195	110,248
FRB Ser. 05-AR13, Class A1B3, 0.553s, 2045	213,319	183,455
FRB Ser. 05-AR15, Class A1B3, 0.533s, 2045	155,466	132,146

MORTGAGE-BACKED SECURITIES (3.3%)* cont.		Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Washington Mutual Mortgage Pass-Through
Certificates FRB Ser. 07-OA3, Class 2A, 0.919s, 2047		$223,243	$123,900

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-12, Class A6, 5 1/2s, 2037		134,063	137,414

			2,034,437

Total mortgage-backed securities (cost $6,197,247)			$6,726,748

INVESTMENT COMPANIES (0.9%)*		Shares	Value

SPDR S&P 500 ETF Trust		11,768	$1,882,998

Total investment companies (cost $1,482,689)			$1,882,998

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.7%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s,
2033 (Argentina)		$27,350	$14,769

Argentina (Republic of) sr. unsec. bonds 7s, 2017
(Argentina)		40,000	30,500

Argentina (Republic of) sr. unsec.
bonds Ser. VII, 7s, 2013 (Argentina)		150,000	153,000

Argentina (Republic of) sr. unsec.
unsub. bonds 7s, 2015 (Argentina)		414,000	358,731

Argentina (Republic of) sr. unsec.
unsub. notes Ser. NY, 8.28s, 2033 (Argentina)		252,987	136,613

Brazil (Federal republic of) unsec. notes 10s,
2021 (Brazil)	BRL	805	361,538

Poland (Government of) sr. unsec. bonds 5s,
2022 (Poland)		$155,000	166,625

South Africa (Republic of) sr. unsec.
unsub. notes 4.665s, 2024 (South Africa)		135,000	128,925

Total foreign government and agency bonds
and notes (cost $1,476,672)			$1,350,701

SENIOR LOANS (0.2%)* [c]		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B6, 5.443s, 2018		$151,836	$133,920

First Data Corp. bank term loan FRN 4.193s, 2018		99,303	96,676

First Data Corp. bank term loan FRN 4.193s, 2017		10,568	10,338

Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.72s, 2017		130,971	91,451

Univision Communications, Inc. bank term loan FRN
Ser. C1, 4 1/2s, 2020		10,048	9,948

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018		8,640	8,627

Total senior loans (cost $375,418)			$350,960

COMMODITY LINKED NOTES (0.1%)* Ω		Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec.
notes Ser. A, 1-month LIBOR less 0.16%, 2013
(Indexed to the S&P GSCI TR Index multiplied by
3) (United Kingdom)		$171,000	$121,273

UBS AG/London 144A sr. notes, 1-month LIBOR less
0.10%, 2013 (Indexed to the S&P GSCI TR Index
multiplied by 3) (Jersey)		171,000	121,506

Total commodity linked notes (cost $342,000)			$242,779

PREFERRED STOCKS (0.1%)*		Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.		93	$88,394

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.		1,430	37,252

M/I Homes, Inc. $2.438 pfd.		880	22,440

Samsung Electronics Co., Ltd. zero % cum. pfd. (South Korea)		76	58,604

Total preferred stocks (cost $165,151)			$206,690

26 Putnam VT Global Asset Allocation Fund

CONVERTIBLE PREFERRED STOCKS (—%)*			Shares	Value

EPR Properties Ser. C, $1.44 cv. pfd.			1,280	$29,420

General Motors Co. Ser. B, $2.375 cv. pfd.			943	45,559

United Technologies Corp. $3.75 cv. pfd.			400	23,744

Total convertible preferred stocks (cost $90,545)				$98,723

MUNICIPAL BONDS AND NOTES (—%)*		Principal amount		Value

IL State G.O. Bonds
4.421s, 1/1/15			$20,000	$20,854
4.071s, 1/1/14			50,000	50,763

Total municipal bonds and notes (cost $70,000)				$71,617

CONVERTIBLE BONDS AND NOTES (—%)*		Principal amount		Value

iStar Financial, Inc. cv. sr. unsec.
unsub. notes 3s, 2016 R			$20,000	$23,665

Total convertible bonds and notes (cost $21,926)				$23,665

WARRANTS (—%)* †	Expiration date	Strike price	Warrants	Value

Tower Semiconductor,
Ltd. 144A (Israel) F	6/30/15	$0.01	7,932	$—

Total warrants (cost $1,586)				$—

SHORT-TERM INVESTMENTS (30.3%)*		Principal amount/shares		Value

Putnam Short Term Investment Fund 0.03% L			47,660,881	$47,660,881

Putnam Cash Collateral Pool, LLC 0.15% [d]			9,069,271	9,069,271

SSgA Prime Money Market Fund 0.03% P			1,150,000	1,150,000

U.S. Treasury Bills with an effective yield
of 0.11%, April 3, 2014 ##			$291,000	290,755

U.S. Treasury Bills with an effective yield
of 0.14%, February 6, 2014 # ##			120,000	119,940

U.S. Treasury Bills with effective yields ranging
from 0.13% to 0.14%, January 9, 2014 # ##			351,000	350,883

U.S. Treasury Bills with effective yields ranging
from 0.13% to 0.17%, October 17, 2013 # ## §			2,702,000	2,701,573

Total short-term investments (cost $61,342,204)				$61,343,303

Total investments (cost $232,059,078)				$250,943,440

Key to holding’s currency abbreviations

CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2013 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $202,752,633.

Ω The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† Non-income-producing security.

‡ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $19,935, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

∆ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $59,449,958, to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

Putnam VT Global Asset Allocation Fund 27

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $87,064,845) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.

	British Pound	Buy	9/18/13	$304	$304	$—

	British Pound	Sell	9/18/13	304	307	3

	Canadian Dollar	Sell	7/17/13	31,937	32,136	199

	Chilean Peso	Buy	7/17/13	247,611	262,798	(15,187)

	Chilean Peso	Sell	7/17/13	247,611	252,367	4,756

	Euro	Sell	9/18/13	2,921,375	2,937,656	16,281

	Japanese Yen	Buy	8/22/13	332,725	332,204	521

	Japanese Yen	Sell	8/22/13	332,725	336,121	3,396

	Peruvian New Sol	Buy	7/17/13	305,244	328,015	(22,771)

	Peruvian New Sol	Sell	7/17/13	305,244	320,279	15,035

	Singapore Dollar	Sell	8/22/13	279,946	281,354	1,408

	South Korean Won	Buy	8/22/13	184,569	186,923	(2,354)

	South Korean Won	Sell	8/22/13	184,569	184,964	395

	Swedish Krona	Buy	9/18/13	303,227	315,739	(12,512)

	Swedish Krona	Sell	9/18/13	303,227	309,864	6,637

Barclays Bank PLC

	Australian Dollar	Buy	7/17/13	536,706	652,056	(115,350)

	Brazilian Real	Buy	7/17/13	578,218	620,888	(42,670)

	Brazilian Real	Sell	7/17/13	578,218	600,452	22,234

	British Pound	Sell	9/18/13	150,801	153,066	2,265

	Canadian Dollar	Sell	7/17/13	255,306	258,235	2,929

	Chilean Peso	Buy	7/17/13	372,177	393,708	(21,531)

	Chilean Peso	Sell	7/17/13	372,177	381,359	9,182

	Euro	Buy	9/18/13	608,208	607,863	345

	Hong Kong Dollar	Sell	8/22/13	86,568	86,538	(30)

	Indonesian Rupiah	Sell	8/22/13	61,316	54,339	(6,977)

	Japanese Yen	Buy	8/22/13	179,739	178,660	1,079

	Malaysian Ringgit	Buy	8/22/13	285,481	301,972	(16,491)

	Malaysian Ringgit	Sell	8/22/13	285,481	292,699	7,218

	Mexican Peso	Buy	7/17/13	429,735	448,519	(18,784)

	Mexican Peso	Sell	7/17/13	429,735	435,079	5,344

	New Taiwan Dollar	Buy	8/22/13	64,217	65,169	(952)

	New Taiwan Dollar	Sell	8/22/13	64,217	64,633	416

	Norwegian Krone	Buy	9/18/13	28,386	18,310	10,076

	Polish Zloty	Buy	9/18/13	184,867	190,628	(5,761)

	Polish Zloty	Sell	9/18/13	184,867	189,723	4,856

	Singapore Dollar	Sell	8/22/13	412,423	411,875	(548)

	Swedish Krona	Buy	9/18/13	19,307	24,566	(5,259)

Citibank, N.A.

	Australian Dollar	Buy	7/17/13	399,857	494,585	(94,728)

	Brazilian Real	Buy	7/17/13	880,280	959,770	(79,490)

	Brazilian Real	Sell	7/17/13	880,280	940,429	60,149

	British Pound	Buy	9/18/13	2,555,870	2,577,231	(21,361)

	Canadian Dollar	Sell	7/17/13	487,894	498,124	10,230

	Danish Krone	Buy	9/18/13	151,485	152,214	(729)

	Euro	Sell	9/18/13	121,876	123,448	1,572

	Japanese Yen	Buy	8/22/13	521,312	512,133	9,179

	Mexican Peso	Buy	7/17/13	124,627	126,893	(2,266)

	Mexican Peso	Sell	7/17/13	124,627	124,957	330

	South African Rand	Buy	7/17/13	182,615	191,352	(8,737)

	South African Rand	Sell	7/17/13	182,615	193,138	10,523

	Swedish Krona	Buy	9/18/13	4,123	4,086	37

28 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $87,064,845) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	Swedish Krona	Sell	9/18/13	$4,123	$4,215	$92

	Swiss Franc	Sell	9/18/13	403,966	403,678	(288)

	Thai Baht	Buy	8/22/13	190,191	200,755	(10,564)

	Thai Baht	Sell	8/22/13	190,191	195,169	4,978

	Turkish Lira	Sell	9/18/13	60,700	61,466	766

Credit Suisse International

	Australian Dollar	Sell	7/17/13	116,294	107,619	(8,675)

	Brazilian Real	Buy	7/17/13	279,238	303,913	(24,675)

	Brazilian Real	Sell	7/17/13	279,238	290,273	11,035

	British Pound	Buy	9/18/13	214,193	216,043	(1,850)

	British Pound	Sell	9/18/13	214,193	214,133	(60)

	Canadian Dollar	Buy	7/17/13	2,132,648	2,211,532	(78,884)

	Canadian Dollar	Sell	7/17/13	2,132,648	2,197,946	65,298

	Chilean Peso	Buy	7/17/13	309,995	326,225	(16,230)

	Chilean Peso	Sell	7/17/13	309,995	317,326	7,331

	Chinese Yuan	Buy	8/22/13	255,460	253,679	1,781

	Chinese Yuan	Sell	8/22/13	255,460	254,240	(1,220)

	Czech Koruna	Sell	9/18/13	118,922	121,174	2,252

	Euro	Buy	9/18/13	513,806	515,861	(2,055)

	Indonesian Rupiah	Buy	8/22/13	63,892	64,910	(1,018)

	Indonesian Rupiah	Sell	8/22/13	63,892	63,958	66

	Japanese Yen	Sell	8/22/13	692,633	722,147	29,514

	Mexican Peso	Buy	7/17/13	122,715	135,010	(12,295)

	New Taiwan Dollar	Buy	8/22/13	64,217	65,276	(1,059)

	New Taiwan Dollar	Sell	8/22/13	64,217	64,633	416

	New Zealand Dollar	Buy	7/17/13	24,694	26,534	(1,840)

	Norwegian Krone	Buy	9/18/13	101,000	115,535	(14,535)

	Philippine Peso	Buy	8/22/13	124,770	130,851	(6,081)

	Philippine Peso	Sell	8/22/13	124,770	127,470	2,700

	Polish Zloty	Buy	9/18/13	184,837	190,547	(5,710)

	Polish Zloty	Sell	9/18/13	184,837	189,513	4,676

	South African Rand	Buy	7/17/13	240,727	247,514	(6,787)

	South African Rand	Sell	7/17/13	240,727	249,894	9,167

	Swedish Krona	Buy	9/18/13	200,037	204,333	(4,296)

	Swedish Krona	Sell	9/18/13	200,037	208,342	8,305

	Swiss Franc	Buy	9/18/13	457,999	458,006	(7)

	Turkish Lira	Sell	9/18/13	60,700	61,501	801

Deutsche Bank AG

	Australian Dollar	Buy	7/17/13	268,947	272,806	(3,859)

	Australian Dollar	Sell	7/17/13	268,947	281,476	12,529

	Brazilian Real	Buy	7/17/13	180,442	195,775	(15,333)

	Brazilian Real	Sell	7/17/13	180,442	187,547	7,105

	British Pound	Sell	9/18/13	91,819	93,633	1,814

	Canadian Dollar	Sell	7/17/13	13,022	18,100	5,078

	Euro	Sell	9/18/13	96,615	98,568	1,953

	Japanese Yen	Buy	8/22/13	555,308	549,423	5,885

	Japanese Yen	Sell	8/22/13	555,308	564,391	9,083

	Mexican Peso	Buy	7/17/13	235,026	244,029	(9,003)

	Mexican Peso	Sell	7/17/13	235,026	238,283	3,257

	Norwegian Krone	Buy	9/18/13	43,326	45,204	(1,878)

	Polish Zloty	Buy	9/18/13	89,558	90,951	(1,393)

	Polish Zloty	Sell	9/18/13	89,558	91,207	1,649

Putnam VT Global Asset Allocation Fund 29

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $87,064,845) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Swedish Krona	Buy	9/18/13	$186,342	$184,669	$1,673

	Swedish Krona	Sell	9/18/13	186,342	190,471	4,129

	Swiss Franc	Buy	9/18/13	145,886	145,460	426

	Swiss Franc	Sell	9/18/13	145,886	145,776	(110)

Goldman Sachs International

	British Pound	Sell	9/18/13	235,931	237,985	2,054

	Canadian Dollar	Sell	7/17/13	11,977	8,313	(3,664)

	Euro	Sell	9/18/13	191,537	192,106	569

	Japanese Yen	Buy	8/22/13	285,577	274,083	11,494

	Norwegian Krone	Buy	9/18/13	150,006	156,480	(6,474)

HSBC Bank USA, National Association

	Australian Dollar	Sell	7/17/13	470,840	489,589	18,749

	British Pound	Sell	9/18/13	3,684,448	3,715,702	31,254

	Canadian Dollar	Sell	7/17/13	117,102	116,559	(543)

	Euro	Sell	9/18/13	135,288	131,958	(3,330)

	Indian Rupee	Buy	8/22/13	120,365	132,380	(12,015)

	Indian Rupee	Sell	8/22/13	120,365	126,210	5,845

	Indonesian Rupiah	Sell	8/22/13	61,317	58,533	(2,784)

	Japanese Yen	Buy	8/22/13	495,422	490,559	4,863

	Norwegian Krone	Buy	9/18/13	208,090	206,092	1,998

	Philippine Peso	Buy	8/22/13	119,459	125,774	(6,315)

	Philippine Peso	Sell	8/22/13	119,459	121,107	1,648

	Polish Zloty	Buy	9/18/13	60,863	63,223	(2,360)

	Polish Zloty	Sell	9/18/13	60,863	62,600	1,737

	South African Rand	Buy	7/17/13	182,635	191,299	(8,664)

	South African Rand	Sell	7/17/13	182,635	193,078	10,443

	Swedish Krona	Buy	9/18/13	198,623	206,645	(8,022)

	Swedish Krona	Sell	9/18/13	198,623	196,820	(1,803)

	Thai Baht	Buy	8/22/13	62,274	65,671	(3,397)

	Thai Baht	Sell	8/22/13	62,273	63,265	992

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/17/13	654,553	780,613	(126,060)

	Brazilian Real	Buy	7/17/13	445,879	480,807	(34,928)

	Brazilian Real	Sell	7/17/13	445,879	467,846	21,967

	British Pound	Buy	9/18/13	487,976	492,184	(4,208)

	Canadian Dollar	Sell	7/17/13	327,734	324,004	(3,730)

	Chilean Peso	Buy	7/17/13	238,284	251,317	(13,033)

	Chilean Peso	Sell	7/17/13	238,284	240,902	2,618

	Chinese Yuan	Buy	8/22/13	159,328	158,130	1,198

	Chinese Yuan	Sell	8/22/13	159,328	158,547	(781)

	Czech Koruna	Sell	9/18/13	118,927	120,979	2,052

	Euro	Buy	9/18/13	699,353	706,305	(6,952)

	Japanese Yen	Buy	8/22/13	556,559	556,514	45

	Japanese Yen	Sell	8/22/13	556,559	572,374	15,815

	Malaysian Ringgit	Buy	8/22/13	217,407	224,942	(7,535)

	Malaysian Ringgit	Sell	8/22/13	217,407	223,047	5,640

	Mexican Peso	Buy	7/17/13	472,140	495,691	(23,551)

	Mexican Peso	Sell	7/17/13	472,140	484,692	12,552

	New Taiwan Dollar	Buy	8/22/13	65,092	66,305	(1,213)

	New Taiwan Dollar	Sell	8/22/13	65,092	65,559	467

	Norwegian Krone	Buy	9/18/13	95,500	91,129	4,371

	Polish Zloty	Buy	9/18/13	63,080	64,013	(933)

30 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $87,064,845) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	Polish Zloty	Sell	9/18/13	$63,080	$64,319	$1,239

	Russian Ruble	Buy	9/18/13	61,602	62,495	(893)

	Russian Ruble	Sell	9/18/13	61,602	61,683	81

	Singapore Dollar	Sell	8/22/13	464,262	463,622	(640)

	South African Rand	Buy	7/17/13	62,776	62,287	489

	South African Rand	Sell	7/17/13	62,776	62,064	(712)

	South Korean Won	Buy	8/22/13	185,598	187,899	(2,301)

	South Korean Won	Sell	8/22/13	185,598	186,105	507

	Swedish Krona	Buy	9/18/13	412,638	416,546	(3,908)

Royal Bank of Scotland PLC (The)

	British Pound	Sell	9/18/13	4,797,823	4,838,617	40,794

State Street Bank and Trust Co.

	Australian Dollar	Buy	7/17/13	252,777	355,546	(102,769)

	Brazilian Real	Buy	7/17/13	356,954	380,474	(23,520)

	Brazilian Real	Sell	7/17/13	356,954	368,214	11,260

	British Pound	Sell	9/18/13	455,140	459,787	4,647

	Canadian Dollar	Buy	7/17/13	1,717,372	1,783,760	(66,388)

	Canadian Dollar	Sell	7/17/13	1,717,653	1,768,283	50,630

	Chilean Peso	Buy	7/17/13	326,859	345,689	(18,830)

	Chilean Peso	Sell	7/17/13	326,859	330,541	3,682

	Colombian Peso	Buy	7/17/13	252,907	264,388	(11,481)

	Colombian Peso	Sell	7/17/13	252,907	256,889	3,982

	Czech Koruna	Sell	9/18/13	118,927	121,003	2,076

	Euro	Sell	9/18/13	38,933	37,145	(1,788)

	Japanese Yen	Buy	8/22/13	487,973	483,424	4,549

	Japanese Yen	Sell	8/22/13	487,973	489,210	1,237

	Mexican Peso	Buy	7/17/13	122,723	134,248	(11,525)

	Norwegian Krone	Buy	9/18/13	102,231	106,646	(4,415)

	Polish Zloty	Buy	9/18/13	62,750	64,022	(1,272)

	Polish Zloty	Sell	9/18/13	62,750	63,701	951

	Singapore Dollar	Sell	8/22/13	493,692	493,377	(315)

	South Korean Won	Buy	8/22/13	122,867	122,706	161

	South Korean Won	Sell	8/22/13	122,867	121,069	(1,798)

	Swedish Krona	Buy	9/18/13	202,047	206,479	(4,432)

	Swedish Krona	Sell	9/18/13	202,047	200,230	(1,817)

	Swiss Franc	Buy	9/18/13	145,886	145,430	456

	Swiss Franc	Sell	9/18/13	145,886	145,788	(98)

UBS AG

	Australian Dollar	Sell	7/17/13	62,578	34,092	(28,486)

	British Pound	Buy	9/18/13	5,827,134	5,875,746	(48,612)

	Canadian Dollar	Buy	7/17/13	1,726,212	1,785,119	(58,907)

	Canadian Dollar	Sell	7/17/13	1,726,212	1,779,346	53,134

	Chilean Peso	Buy	7/17/13	247,863	261,261	(13,398)

	Chilean Peso	Sell	7/17/13	247,863	252,827	4,964

	Euro	Buy	9/18/13	3,808,491	3,829,810	(21,319)

	Japanese Yen	Sell	8/22/13	809,048	833,401	24,353

	Mexican Peso	Buy	7/17/13	355,552	373,263	(17,711)

	Mexican Peso	Sell	7/17/13	355,552	362,463	6,911

	New Taiwan Dollar	Buy	8/22/13	50,972	51,939	(967)

	New Taiwan Dollar	Sell	8/22/13	50,972	51,362	390

	Norwegian Krone	Buy	9/18/13	160,316	167,896	(7,580)

	Philippine Peso	Buy	8/22/13	125,053	130,124	(5,071)

Putnam VT Global Asset Allocation Fund 31

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $87,064,845) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Philippine Peso	Sell	8/22/13	$125,053	$127,936	$2,883

	Polish Zloty	Buy	9/18/13	121,787	126,510	(4,723)

	Polish Zloty	Sell	9/18/13	121,787	125,394	3,607

	Russian Ruble	Buy	9/18/13	60,497	61,399	(902)

	Russian Ruble	Sell	9/18/13	60,497	60,576	79

	Singapore Dollar	Sell	8/22/13	464,262	462,734	(1,528)

	Swedish Krona	Sell	9/18/13	79,952	89,692	9,740

	Swiss Franc	Sell	9/18/13	915,254	914,067	(1,187)

WestPac Banking Corp.

	Australian Dollar	Sell	7/17/13	1,423,847	1,586,036	162,189

	British Pound	Sell	9/18/13	489,496	493,547	4,051

	Canadian Dollar	Sell	7/17/13	121,380	119,293	(2,087)

	Euro	Sell	9/18/13	585,681	588,968	3,287

	Japanese Yen	Buy	8/22/13	600,465	589,612	10,853

	Japanese Yen	Sell	8/22/13	600,465	613,000	12,535

	Mexican Peso	Buy	7/17/13	213,584	225,849	(12,265)

	Mexican Peso	Sell	7/17/13	213,584	217,248	3,664

Total						$(492,027)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/13	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro STOXX 50 Index
(Short)	90	$3,043,517	Sep-13	$124,470

FTSE 100 Index (Short)	26	2,436,546	Sep-13	55,601

MSCI EAFE Index Mini
(Long)	6	491,910	Sep-13	(21,192)

NASDAQ 100 Index E-Mini
(Short)	32	1,856,800	Sep-13	8,672

OMXS 30 Index (Short)	40	686,092	Jul-13	26,841

Russell 2000 Index Mini
(Short)	47	4,581,090	Sep-13	(21,479)

S&P 500 Index (Long)	2	799,650	Sep-13	(2,333)

S&P 500 Index E-Mini
(Long)	323	25,828,695	Sep-13	(54,279)

S&P 500 Index E-Mini
(Short)	40	3,198,600	Sep-13	9,220

S&P Mid Cap 400 Index
E-Mini (Long)	65	7,526,350	Sep-13	45,535

SGX MSCI Singapore Index
(Short)	6	334,580	Jul-13	(9,969)

SPI 200 Index (Long)	41	4,470,526	Sep-13	9,205

SPI 200 Index (Short)	6	654,223	Sep-13	(1,397)

Tokyo Price Index (Short)	20	2,280,702	Sep-13	(34,574)

U.S. Treasury Bond 30 yr
(Long)	28	3,803,625	Sep-13	(122,553)

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/13	Number of		Expiration	appreciation/
(Unaudited) cont.	contracts	Value	date	(depreciation)

U.S. Treasury Bond Ultra
30 yr (Long)	9	$1,325,813	Sep-13	$(48,361)

U.S. Treasury Note 2 yr
(Long)	32	7,040,000	Sep-13	(8,936)

U.S. Treasury Note 2 yr
(Short)	26	5,720,000	Sep-13	7,263

U.S. Treasury Note 5 yr
(Long)	76	9,199,563	Sep-13	(108,394)

U.S. Treasury Note 10 yr
(Long)	28	3,543,750	Sep-13	(75,303)

U.S. Treasury Note 10 yr
(Short)	8	1,012,500	Sep-13	25,363

Total				$(196,600)

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/13 (proceeds received	Principal	Settlement
$13,850,078) (Unaudited)	amount	date	Value

Federal Home Loan Mortgage Corporation,
3 1/2s, July 1, 2028	$4,000,000	7/18/13	$4,155,000

Federal National Mortgage Association, 6s,
July 1, 2043	6,000,000	7/15/13	6,526,875

Federal National Mortgage Association, 4s,
June 1, 2043	3,000,000	6/13/13	3,130,547

Total			$13,812,422

32 Putnam VT Global Asset Allocation Fund

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
	Upfront				Unrealized
Swap counterparty/	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
$1,465,000 E	$176	9/18/23	2.20%	3 month	$77,864
				USD-LIBOR-BBA

12,194,000 E	888	9/18/15	0.45%	3 month	35,641
				USD-LIBOR-BBA

2,931,000 E	2,044	9/18/18	1.15%	3 month	79,451
				USD-LIBOR-BBA

35,000 E	194	9/18/43	3.15%	3 month	2,447
				USD-LIBOR-BBA

Barclays Bank PLC
609,000 E	(169)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(1,904)

506,000 E	(916)	9/18/15	0.45%	3 month	526
				USD-LIBOR-BBA

399,000 E	7,394	9/18/23	3 month USD-LIBOR-BBA	2.20%	(13,765)

40,000 E	122	9/18/43	3.15%	3 month	2,697
				USD-LIBOR-BBA

238,000 E	91	9/18/18	1.15%	3 month	6,377
				USD-LIBOR-BBA

Citibank, N.A.
245,000 E	(1,460)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(17,235)

4,735,000 E	950	9/18/15	3 month USD-LIBOR-BBA	0.45%	(12,545)

2,953,000 E	6,524	9/18/18	3 month USD-LIBOR-BBA	1.15%	(71,464)

2,072,000 E	7,068	9/18/23	3 month USD-LIBOR-BBA	2.20%	(102,811)

Credit Suisse International
558,000 E	(5)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(1,596)

102,000 E	1,746	9/18/23	3 month USD-LIBOR-BBA	2.20%	(3,663)

1,000,000 E	9,670	9/18/18	3 month USD-LIBOR-BBA	1.15%	(16,740)

187,000 E	28	9/18/23	2.20%	3 month	9,945
				USD-LIBOR-BBA

395,000 E	(589)	9/18/15	0.45%	3 month	537
				USD-LIBOR-BBA

38,000 E	280	9/18/43	3.15%	3 month	2,728
				USD-LIBOR-BBA

Total					$(23,510)

E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$252,000 E	$754	9/18/15	3 month USD-LIBOR-BBA	0.45%	$36

434,000 E	(17,319)	9/18/23	2.20%	3 month	5,696
				USD-LIBOR-BBA

348,000 E	(1,422)	9/18/15	0.45%	3 month	(430)
				USD-LIBOR-BBA

Total					$5,302

E Extended effective date.

Putnam VT Global Asset Allocation Fund 33

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by or	appreciation/
Notional amount		received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC
	$20,859	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$357
					30 year Fannie Mae pools

	672,598	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	13,493
					30 year Fannie Mae pools

	140,814	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	2,825
					30 year Fannie Mae pools

	5,019	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	5
					30 year Fannie Mae pools

	15,509	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	17
					30 year Fannie Mae pools

	121,175	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	(672)
					30 year Fannie Mae pools

	292,193	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	282
					30 year Fannie Mae pools

	143,308	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	138
					30 year Fannie Mae pools

	25,849	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	29
					30 year Fannie Mae pools

	83,909	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	94
					30 year Fannie Mae pools

	60,844	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	68
					30 year Fannie Mae pools

	104,615	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(363)
					30 year Fannie Mae pools

	74,663	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50%	259
					30 year Fannie Mae pools

	16,405	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(100)
					30 year Fannie Mae pools

	8,127	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(49)
					30 year Fannie Mae pools

	8,127	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(49)
					30 year Fannie Mae pools

	16,405	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(100)
					30 year Fannie Mae pools

	42,742	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(260)
					30 year Fannie Mae pools

	16,405	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(100)
					30 year Fannie Mae pools

	400,572	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	8,036
					30 year Fannie Mae pools

	11,152	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	11
					30 year Ginnie Mae II pools

	32,412	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(113)
					30 year Fannie Mae pools

	32,809	(74)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(274)
					30 year Fannie Mae pools

	18,666	9	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(10)
					30 year Fannie Mae pools

Citibank, N.A.
	56,320	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	54
					30 year Fannie Mae pools

baskets	82	—	2/13/14	(3 month USD-LIBOR-BBA plus	A basket (CGPUTQL2) of	(158,216)
				0.10%)	common stocks

units	1,897	—	2/13/14	3 month USD-LIBOR-BBA minus	Russell 1000 Total Return	130,983
				0.15%	Index

34 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Credit Suisse International
$464,747	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	$(2,578)
				30 year Ginnie Mae II pools

400,572	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	8,036
				30 year Fannie Mae pools

148,281	3,962	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	1,183
				30 year Fannie Mae pools

Goldman Sachs International
25,069	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	503
				30 year Fannie Mae pools

25,051	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	646
				30 year Fannie Mae pools

51,497	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	880
				30 year Fannie Mae pools

51,497	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	880
				30 year Fannie Mae pools

445,376	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	8,935
				30 year Fannie Mae pools

186,383	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	4,808
				30 year Fannie Mae pools

41,084	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	1,060
				30 year Fannie Mae pools

13,868	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	278
				30 year Fannie Mae pools

28,058	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	724
				30 year Fannie Mae pools

277,340	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	6,128
				30 year Fannie Mae pools

492,314	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	9,877
				30 year Fannie Mae pools

91,742	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	1,840
				30 year Fannie Mae pools

13,027	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50%	(336)
				30 year Fannie Mae pools

222,955	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(4,473)
				30 year Fannie Mae pools

222,421	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	(3,116)
				30 year Fannie Mae pools

JPMorgan Chase Bank N.A.
63,631	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	1,641
				30 year Fannie Mae pools

Total					$33,261

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)
					Fixed payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB Index	BBB–/P	$273	$4,000	5/11/63	300 bp	$(125)

CMBX NA BBB Index	BBB–/P	482	8,000	5/11/63	300 bp	(315)

CMBX NA BBB Index	BBB–/P	926	15,000	5/11/63	300 bp	(569)

CMBX NA BBB Index	BBB–/P	912	16,000	5/11/63	300 bp	(683)

Barclays Bank PLC
NA HY Series 20 Index	B+/P	(5,850)	180,000	6/20/18	500 bp	(231)

NA IG Series 20 Index	BBB+/P	(1,141)	315,000	6/20/18	100 bp	832

NA IG Series 20 Index	BBB+/P	(3,778)	255,000	6/20/18	100 bp	(2,180)

Putnam VT Global Asset Allocation Fund 35

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited) cont.
						Fixed payments	Unrealized
Swap counterparty/		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Citibank, N.A.
NA IG Series 20 Index	BBB+/P	$(8,079)		$1,655,000	6/20/18	100 bp	$2,291

Credit Suisse International
CMBX NA BBB Index	BBB–/P	59		2,000	5/11/63	300 bp	(141)

CMBX NA BBB Index	BBB–/P	733		6,000	5/11/63	300 bp	135

CMBX NA BBB Index	BBB–/P	582		6,000	5/11/63	300 bp	(16)

CMBX NA BBB Index	BBB–/P	134		7,000	5/11/63	300 bp	(564)

CMBX NA BBB Index	BBB–/P	62		8,000	5/11/63	300 bp	(736)

CMBX NA BBB Index	BBB–/P	796		10,000	5/11/63	300 bp	(201)

CMBX NA BBB Index	BBB–/P	1,469		13,000	5/11/63	300 bp	173

CMBX NA BBB Index	BBB–/P	1,261		13,000	5/11/63	300 bp	(35)

CMBX NA BBB Index	BBB–/P	1,007		13,000	5/11/63	300 bp	(290)

CMBX NA BBB Index	BBB–/P	855		13,000	5/11/63	300 bp	(441)

CMBX NA BBB Index	BBB–/P	1,118		14,000	5/11/63	300 bp	(278)

CMBX NA BBB Index	BBB–/P	426		14,000	5/11/63	300 bp	(970)

CMBX NA BBB Index	BBB–/P	215		14,000	5/11/63	300 bp	(1,181)

CMBX NA BBB Index	BBB–/P	247		14,000	5/11/63	300 bp	(1,149)

CMBX NA BBB Index	BBB–/P	174		15,000	5/11/63	300 bp	(1,321)

CMBX NA BBB Index	BBB–/P	1,093		15,000	5/11/63	300 bp	(403)

CMBX NA BBB Index	BBB–/P	1,686		22,000	5/11/63	300 bp	(507)

CMBX NA BBB Index	BBB–/P	1,354		33,000	5/11/63	300 bp	(1,936)

NA HY Series 20 Index	B+/P	(173,644)		4,410,000	6/20/18	500 bp	(37,319)

NA IG Series 20 Index	BBB+/P	(4,746)		960,000	6/20/18	100 bp	1,268

Deutsche Bank AG
NA HY Series 20 Index	B+/P	(192,543)		5,868,000	6/20/18	500 bp	(7,715)

NA IG Series 20 Index	BBB+/P	(1,496)		205,000	6/20/18	100 bp	(211)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+/P	—	EUR	90,000	9/20/13	715 bp	2,180

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	535 bp	2,046

Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB–	—	EUR	125,000	9/20/13	477 bp	1,797

Goldman Sachs International
NA IG Series 20 Index	BBB+/P	(934)		$170,000	6/20/18	100 bp	131

CSC Holdings, Inc., 7 5/8%, 7/15/18	Ba3	—		65,000	9/20/13	495 bp	799

JPMorgan Chase Bank N.A.
NA HY Series 20 Index	B+/P	(37,100)		1,120,000	6/20/18	500 bp	(2,136)

Total							$(50,001)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.”

36 Putnam VT Global Asset Allocation Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$3,951,553	$1,284,997	$—

Capital goods	6,178,346	962,227	—

Communication services	4,203,784	751,324	—

Conglomerates	1,727,606	254,973	—

Consumer cyclicals	9,770,508	2,425,039	—

Consumer staples	8,374,260	2,011,769	645

Energy	7,878,815	990,134	—

Financials	14,601,885	3,980,032	—

Health care	11,595,160	1,709,984	—

Technology	15,318,289	864,177	—

Transportation	1,032,835	415,095	—

Utilities and power	1,653,023	578,859	—

Total common stocks	86,286,064	16,228,610	645

Commodity linked notes	—	242,779	—

Convertible bonds and notes	—	23,665	—

Convertible preferred stocks	23,744	74,979	—

Corporate bonds and notes	—	36,807,940	—

Foreign government and agency bonds and notes	—	1,350,701	—

Investment companies	1,882,998	—	—

Mortgage-backed securities	—	6,726,748	—

Municipal bonds and notes	—	71,617	—

Preferred stocks	—	206,690	—

Senior loans	—	350,960	—

U.S. government and agency mortgage obligations	—	39,321,997	—

Warrants	—	—	—

Short-term investments	48,810,881	12,532,422	—

Totals by level	$137,003,687	$113,939,108	$645

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(492,027)	$—

Futures contracts	(196,600)	—	—

TBA sale commitments	—	(13,812,422)	—

Interest rate swap contracts	—	(34,257)	—

Total return swap contracts	—	29,364	—

Credit default contracts	—	363,446	—

Totals by level	$(196,600)	$(13,945,896)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 37

Statement of assets and liabilities
6/30/13 (Unaudited)

Assets

Investment in securities, at value, including $8,693,592 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $175,328,926)	$194,213,288

Affiliated issuers (identified cost $56,730,152) (Notes 1 and 6)	56,730,152

Foreign currency (cost $17,160) (Note 1)	16,268

Dividends, interest and other receivables	980,124

Receivable for shares of the fund sold	31,784

Receivable for investments sold	11,058,790

Receivable for sales of delayed delivery securities (Note 1)	13,874,220

Receivable for variation margin (Note 1)	85,882

Unrealized appreciation on forward currency contracts (Note 1)	998,106

Unrealized appreciation on OTC swap contracts (Note 1)	433,935

Premium paid on OTC swap contracts (Note 1)	432,524

Total assets	278,855,073

Liabilities

Payable to custodian	33,819

Payable for investments purchased	8,914,555

Payable for purchases of delayed delivery securities (Note 1)	40,294,957

Payable for shares of the fund repurchased	231,498

Payable for compensation of Manager (Note 2)	101,897

Payable for custodian fees (Note 2)	59,689

Payable for investor servicing fees (Note 2)	15,332

Payable for Trustee compensation and expenses (Note 2)	120,276

Payable for administrative services (Note 2)	370

Payable for distribution fees (Note 2)	14,285

Payable for variation margin (Note 1)	190,558

Unrealized depreciation on OTC swap contracts (Note 1)	474,185

Premium received on OTC swap contracts (Note 1)	57,010

Unrealized depreciation on forward currency contracts (Note 1)	1,490,133

TBA sale commitments, at value (proceeds receivable $13,850,078) (Note 1)	13,812,422

Collateral on securities loaned, at value (Note 1)	9,069,271

Collateral on certain derivative contracts, at value (Note 1)	1,150,000

Other accrued expenses	72,183

Total liabilities	76,102,440

Net assets	$202,752,633

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$190,586,454

Undistributed net investment income (Note 1)	1,421,729

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(7,451,604)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	18,196,054

Total — Representing net assets applicable to capital shares outstanding	$202,752,633

Computation of net asset value Class IA

Net assets	$134,857,773

Number of shares outstanding	8,070,353

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.71

Computation of net asset value Class IB

Net assets	$67,894,860

Number of shares outstanding	4,033,490

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.83

The accompanying notes are an integral part of these financial statements.

38 Putnam VT Global Asset Allocation Fund

Statement of operations
Six months ended 6/30/13 (Unaudited)

Investment income

Interest (net of foreign tax of $1,348) (including interest income of $13,834 from investments in affiliated issuers) (Note 6)	$1,636,576

Dividends (net of foreign tax of $37,881)	1,269,899

Securities lending (Note 1)	14,049

Total investment income	2,920,524

Expenses

Compensation of Manager (Note 2)	631,920

Investor servicing fees (Note 2)	105,941

Custodian fees (Note 2)	69,834

Trustee compensation and expenses (Note 2)	9,376

Distribution fees (Note 2)	90,415

Administrative services (Note 2)	2,410

Auditing and tax fees	57,918

Other	35,771

Total expenses	1,003,585

Expense reduction (Note 2)	(3,487)

Net expenses	1,000,098

Net investment income	1,920,426

Net realized gain on investments (Notes 1 and 3)	4,318,988

Net realized gain on swap contracts (Note 1)	994,476

Net realized gain on futures contracts (Note 1)	2,592,891

Net realized gain on foreign currency transactions (Note 1)	634,933

Net realized gain on written options (Notes 1 and 3)	531

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(516,975)

Net unrealized appreciation of investments, futures contracts, swap contracts, and TBA sale commitments during the period	3,718,472

Net gain on investments	11,743,316

Net increase in net assets resulting from operations	$13,663,742

Statement of changes in net assets

	Six months ended	Year ended
	6/30/13*	12/31/12

Decrease in net assets

Operations:

Net investment income	$1,920,426	$4,481,888

Net realized gain on investments and foreign currency transactions	8,541,819	19,396,744

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	3,201,497	4,699,196

Net increase in net assets resulting from operations	13,663,742	28,577,828

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(2,960,266)	(1,417,950)

Class IB	(1,371,786)	(540,548)

Decrease from capital share transactions (Note 4)	(13,987,152)	(28,105,758)

Total decrease in net assets	(4,655,462)	(1,486,428)

Net assets:

Beginning of period	207,408,095	208,894,523

End of period (including undistributed net investment income of $1,421,729 and $3,833,355, respectively)	$202,752,633	$207,408,095

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 39

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]

Class IA

6/30/13†	$16.01	.16	.90	1.06	(.36)	(.36)	$16.71	6.63*	$134,858	.43*	.95*	73*

12/31/12	14.11	.34	1.71	2.05	(.15)	(.15)	16.01	14.58	135,792.89		2.20	200

12/31/11	14.79	.33	(.33)	—[f]	(.68)	(.68)	14.11	(.18)	138,271.88		2.27	131

12/31/10	13.64	.38	1.59	1.97	(.82)	(.82)	14.79	14.95	159,677	.87[g]	2.75	159

12/31/09	10.87	.41	3.12	3.53	(.76)	(.76)	13.64	35.36	160,419	.99[h,i]	3.55[h]	178

12/31/08	16.90	.48	(5.91)	(5.43)	(.60)	(.60)	10.87	(33.16)	141,087	.78[h]	3.31[h]	155

Class IB

6/30/13†	$16.10	.14	.91	1.05	(.32)	(.32)	$16.83	6.52*	$67,895	.55*	.82*	73*

12/31/12	14.20	.30	1.71	2.01	(.11)	(.11)	16.10	14.20	71,616	1.14	1.96	200

12/31/11	14.88	.29	(.32)	(.03)	(.65)	(.65)	14.20	(.42)	70,624	1.13	2.02	131

12/31/10	13.72	.35	1.60	1.95	(.79)	(.79)	14.88	14.69	79,537	1.12[g]	2.50	159

12/31/09	10.90	.39	3.15	3.54	(.72)	(.72)	13.72	35.21	76,413	1.24[h,i]	3.28[h]	178

12/31/08	16.94	.44	(5.92)	(5.48)	(.56)	(.56)	10.90	(33.32)	58,167	1.03[h]	3.05[h]	155

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset arrangements and brokerage/service arrangements (Note 2).

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

g Excludes the impact of a reduction to interest expense related to the resolution of certain terminated derivatives contracts, which amounted to 0.05% of average net assets for the period ended December 31, 2010.

h Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.10%

12/31/08	0.15

i Includes interest accrued in connection with certain derivatives contracts, which amounted to 0.13% of average net assets as of December 31, 2009.

The accompanying notes are an integral part of these financial statements.

40 Putnam VT Global Asset Allocation Fund

Notes to financial statements 6/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2013 through June 30, 2013.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of the fund’s assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. The fund also invests in a diversified portfolio of fixed income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may also select other investments that do not fall within these asset classes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are

Putnam VT Global Asset Allocation Fund 41

slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

42 Putnam VT Global Asset Allocation Fund

The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $899,353 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $593,553.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $8,759,169. Certain of these securities were sold prior to the close of the reporting period and are included in Receivable for investments sold on the Statement of assets and liabilities. The fund received cash collateral of $9,069,271.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of

Putnam VT Global Asset Allocation Fund 43

the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At December 31, 2012, the fund had a capital loss carryover of $14,433,318 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$14,433,318	N/A	$14,433,318	12/31/17

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $233,256,671, resulting in gross unrealized appreciation and depreciation of $22,153,849 and $4,467,080, respectively, or net unrealized appreciation of $17,686,769.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 48.4% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2014, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$69,480
Class IB	36,461

Total	$105,941

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $29 under the expense offset arrangements and by $3,458 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $156, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

44 Putnam VT Global Asset Allocation Fund

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$90,415

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $118,598,090 and $136,846,770, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $— and $20,550, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written equity
	option number of	Written equity
	contracts	option premiums

Written options outstanding at the
beginning of the reporting period	—	$—

Options opened	3,629	942

Options exercised	(1,332)	(319)

Options expired	(136)	(196)

Options closed	(2,161)	(427)

Written options outstanding at the
end of the reporting period	—	$—

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/13		Year ended 12/31/12		Six months ended 6/30/13		Year ended 12/31/12

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	110,525	$1,867,798	97,970	$1,503,304	213,782	$3,572,801	514,226	$7,891,214

Shares issued in connection with
reinvestment of distributions	177,580	2,960,266	92,859	1,417,950	81,605	1,371,786	35,123	540,548

	288,105	4,828,064	190,829	2,921,254	295,387	4,944,587	549,349	8,431,762

Shares repurchased	(699,821)	(11,762,780)	(1,505,399)	(22,936,597)	(708,940)	(11,997,023)	(1,077,019)	(16,522,177)

Net decrease	(411,716)	$(6,934,716)	(1,314,570)	$(20,015,343)	(413,553)	$(7,052,436)	(527,670)	$(8,090,415)

Note 5 — Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased equity option contracts (number of contracts)	2,000

Written equity option contracts (number of contracts)	2,000

Futures contracts (number of contracts)	1,000

Forward currency contracts (contract amount)	$123,800,000

OTC interest rate swap contracts (notional)	$32,200,000

Centrally cleared interest rate swap contracts (notional)	$440,000

OTC total return swap contracts (notional)	$23,500,000

OTC credit default swap contracts (notional)	$16,700,000

Warrants (number of warrants)	8,000

Putnam VT Global Asset Allocation Fund 45

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$390,863	Payables	$27,417

Foreign exchange contracts	Receivables	998,106	Payables	1,490,133

Equity contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	410,527*	Unrealized depreciation	303,439*

Interest rate contracts	Receivables, Net assets — Unrealized		Payables, Net assets —
	appreciation	344,432*	Unrealized depreciation	653,013*

Total		$2,143,928		$2,474,002

* Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments				Forward currency
under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$994,240	$994,240

Foreign exchange contracts	—	—	—	699,876	—	$699,876

Equity contracts	268	6	2,890,421	—	98,746	$2,989,441

Interest rate contracts	—	—	(297,530)	—	(98,510)	$(396,040)

Total	$268	$6	$2,592,891	$699,876	$994,476	$4,287,517

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments			Forward currency
under ASC 815	Warrants	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(155,258)	$(155,258)

Foreign exchange contracts	—	—	(564,302)	—	$(564,302)

Equity contracts	(1,852)	17,799	—	(19,960)	$(4,013)

Interest rate contracts	—	(299,553)	—	84,479	$(215,074)

Total	$(1,852)	$(281,754)	$(564,302)	$(90,739)	$(938,647)

Note 6 — Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at the beginning				Market value at the end of
Name of affiliate	of the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Money Market Liquidity Fund*	$32,926,752	$3,745,227	$36,671,979	$5,786	$—

Putnam Short Term Investment Fund*	—	67,992,637	20,331,756	8,048	47,660,881

Total	$32,926,752	$71,737,864	$57,003,735	$13,834	$47,660,881

*Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

46 Putnam VT Global Asset Allocation Fund

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Putnam VT Global Asset Allocation Fund 47

Note 9 — Offsetting of financial and derivative assets and liabilities

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

Assets:

OTC Interest rate swap contracts*#	$192,101	$10,303	$—	$—	$13,491	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$215,895

Centrally cleared interest rate
swap contracts***	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

OTC Total return swap contracts*#	—	25,614	—	131,037	8,036	—	—	36,559	—	1,641	—	—	—	—	—	202,887

OTC Credit default swap contracts*#	—	9,190	—	10,370	142,339	192,136	—	1,864	—	34,964	—	—	—	—	—	390,863

Futures contracts***	—	—	—	—	—	—	—	—	—	—	85,882	—	—	—	—	85,882

Forward currency contracts#	48,631	65,944	—	97,856	143,342	54,581	—	14,117	77,529	69,041	—	40,794	83,631	106,061	196,579	998,106

Securities on loan**	—	—	—	—	—	—	8,693,592	—	—	—	—	—	—	—	—	8,693,592

Total Assets	$240,732	$111,051	$—	$239,263	$307,208	$246,717	$8,693,592	$52,540	$77,529	$105,646	$85,882	$40,794	$83,631	$106,061	$196,579	$10,587,225

Liabilities:

OTC Interest rate swap contracts*#	—	22,894	—	217,137	33,410	—	—	—	—	—	—	—	—	—	—	273,441

Centrally cleared interest rate
swap contracts***	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

OTC Total return swap contracts*#	—	2,025	—	158,216	5,357	—	—	7,925	—	—	—	—	—	—	—	173,523

OTC Credit default swap contracts*#	4,285	—	—	—	23,132	—	—	—	—	—	—	—	—	—	—	27,417

Futures contracts***	—	—	—	—	—	—	—	—	—	—	190,558	—	—	—	—	190,558

Forward currency contracts#	52,824	234,353	—	218,163	187,277	31,576	—	10,138	49,233	231,378	—	—	250,448	210,391	14,352	1,490,133

Total Liabilities	$57,109	$259,272	$—	$593,516	$249,176	$31,576	$—	$18,063	$49,233	$231,378	$190,558	$—	$250,448	$210,391	$14,352	$2,155,072

Total Financial and Derivative
Net Assets	$183,623	$(148,221)	$—	$(354,253)	$58,032	$215,141	$8,693,592	$34,477	$28,296	$(125,732)	$(104,676)	$40,794	$(166,817)	$(104,330)	$182,227	$8,432,153

Total collateral received (pledged)## †	$150,000	$(110,946)	$—	$530,299	$—	$130,000	$8,693,592	$—	$(18,996)	$(109,913)	$—	$—	$—	$—	$—	$9,264,036

Net amount	$33,623	$(37,275)	$—	$(884,552)	$58,032	$85,141	$—	$34,477	$47,292	$(15,819)	$(104,676)	$40,794	$(166,817)	$(104,330)	$182,227	$(831,883)

* Excludes premiums. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities

# Covered by master netting agreement.

*** Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

## Any over-collateralization of total financial and derivative net assets is not shown.

† Additional collateral may be required from certain brokers based on individual agreements.

48 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 49

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel met with representatives of Putnam Management to review the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and to discuss possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2013, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for the Putnam funds and the Independent Trustees.

In May 2013, the Contract Committee met in executive session to discuss and consider its preliminary recommendations with respect to the continuance of the contracts. At the Trustees’ June 20, 2013 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its final recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2013, subject to certain changes in the sub-management and sub-advisory contracts noted below. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services to the fund, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the current fee arrangements in the management contracts for the Putnam funds were implemented at the beginning of 2010 following extensive review and discussion by the Trustees, as well as approval by shareholders.

As noted above, the Trustees considered certain administrative revisions to your fund’s sub-management and sub-advisory contracts. Putnam Management recommended that the sub-management contract be revised to reduce the sub-management fee that Putnam Management pays to PIL with respect to the portion of the portfolios of certain funds, but not your fund, that may be allocated to PIL from time to time. Putnam Management also recommended that the sub-advisory contract be revised to reflect the closure of PAC’s Tokyo office and the termination of PAC’s non-discretionary investment adviser’s license with respect to that office. The Independent Trustees’ approval of these recommendations was based on their conclusion that these changes would have no practical effect on Putnam Management’s continued responsibility for the management of these funds or the costs borne by fund shareholders and would not result in any reduction in the nature and quality of services provided to the funds.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example,

50 Putnam VT Global Asset Allocation Fund

changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations. These expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 32 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses). These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. Putnam Management’s support for these expense limitations, including its agreement to reduce the expense limitation applicable to the open-end funds’ investor servicing fees and expenses as noted above, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 3rd quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 4th quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2012 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2012 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2012 was a year of strong competitive performance for many of the Putnam funds, with only a relatively small number of exceptions. They noted that this strong performance was exemplified by the fact that the Putnam funds were recognized by Barron’s as the best performing mutual fund complex for 2012 — the second time in four years that Putnam Management

Putnam VT Global Asset Allocation Fund 51

has achieved this distinction for the Putnam funds. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2012 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on competitive industry rankings for the one-year, three-year, and five-year periods. For a number of Putnam funds with relatively unique investment mandates, the Trustees evaluated performance based on comparisons of their absolute gross returns with the returns of selected investment benchmarks or targeted annualized returns. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2012 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

1st	1st	2nd

For the one-year and three-year periods ended December 31, 2012, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2012, there were 231, 198 and 144 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

52 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2013, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Katinka Domotorffy
London, England SW1A 1LD	State Street Bank and Trust Company	John A. Hill
Paul L. Joskow
Investment Sub-Advisor	Legal Counsel	Kenneth R. Leibler
The Putnam Advisory Company, LLC	Ropes & Gray LLP	Robert E. Patterson
One Post Office Square		George Putnam, III
Boston, MA 02109		Robert L. Reynolds
W. Thomas Stephens
Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 53

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	282488 8/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 29, 2013